As filed with the Securities and Exchange Commission on December 1, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04255

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                   ------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                                 SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
(UNAUDITED)


NUMBER OF                                                          NUMBER OF
SHARES                               MARKET VALUE($)(+)            SHARES                                    MARKET VALUE($)(+)
COMMON STOCKS (66.6%)                                                     1,250  Strayer Education                    250,325
                                                                                                                    ---------
AEROSPACE & DEFENSE (1.1%)                                                                                            480,686
      14,500  CAE, Inc.                            116,580
       1,500  Precision Castparts                  118,170         ELECTRICAL EQUIPMENT (0.8%)
                                                 ---------                4,000  AMETEK, Inc.                         163,080
                                                   234,750
                                                                   ELECTRONIC EQUIPMENT & INSTRUMENTS (3.2%)
AIR FREIGHT & LOGISTICS (1.3%)                                            5,000  Dolby Laboratories                   175,950(*)
       3,500  C.H. Robinson Worldwide              178,360                5,000  FLIR Systems                         192,100(*)
       3,000  Expeditors International             104,520                1,500  Itron, Inc.                          132,795(*)
                                                 ---------                  500  Mettler-Toledo International          49,000(*)
                                                   282,880                5,000  Trimble Navigation                   129,300(*)
                                                                                                                    ---------
BEVERAGES (0.4%)                                                                                                      679,145
       2,000  Central European Distribution         90,820(*)
                                                                   ENERGY EQUIPMENT & SERVICES (3.3%)
BIOTECHNOLOGY (2.6%)                                                      2,500  CARBO Ceramics                       129,025
       1,000  Alexion Pharmaceuticals Inc.          39,300(*)             1,150  Core Laboratories N.V.               116,518
       1,000  Cephalon, Inc.                        77,490(*)             3,000  IHS Inc.                             142,920(*)
       3,000  Myriad Genetics                      194,640(*)             5,500  ION Geophysical                       78,045(*)
       1,750  United Therapeutics                  184,047(*)             2,000  National Oilwell Varco               100,460(*)
       2,000  Vertex Pharmaceuticals                66,480(*)             2,250  Smith International                  131,940
                                                 ---------                                                          ---------
                                                   561,957                                                            698,908

CAPITAL MARKETS (2.6%)                                             FOOD & STAPLES RETAILING (1.6%)
       1,700  Affiliated Managers Group            140,845(*)             2,000  BJ's Wholesale Club                   77,720(*)
       5,500  Lazard Ltd.                          235,180(OO)            5,500  Shoppers Drug Mart                   265,375
       2,500  Northern Trust                       180,500                                                          ---------
                                                 ---------                                                            343,095
                                                   556,525
                                                                   FOOD PRODUCTS (1.9%)
CHEMICALS (2.5%)                                                          5,500  Ralcorp Holdings                     370,755(*)(OO)
       5,500  Airgas, Inc.                         273,075(OO)            3,000  Viterra, Inc.                         28,668(*)
       4,500  Ecolab Inc.                          218,340(OO)                                                      ---------
       3,000  Solutia Inc.                          42,000(*)                                                         399,423
                                                 ---------
                                                   533,415         HEALTH CARE EQUIPMENT & SUPPLIES (4.8%)
                                                                          2,000  C.R. Bard                            189,740
COMMERCIAL SERVICES & SUPPLIES (4.7%)                                     3,000  Gen-Probe                            159,150(*)
       1,500  Clean Harbors                        101,325(*)             2,500  IDEXX Laboratories                   137,000(*)
       2,200  Copart, Inc.                          83,600(*)               800  Intuitive Surgical                   192,784(*)
       7,000  Corrections Corporation of                                  3,000  Masimo Corp.                         111,600(*)
               America                             173,950(*)             7,500  Wright Medical Group                 228,300(*)
       2,500  CoStar Group                         113,475(*)                                                       ---------
       5,000  Covanta Holding                      119,700(*)                                                       1,018,574
       7,000  Iron Mountain                        170,870(*)
       4,000  Stericycle, Inc.                     235,640(*)(OO)  HEALTH CARE PROVIDERS & SERVICES (2.1%)
                                                 ---------                2,500  Express Scripts                      184,550(*)
                                                   998,560                2,000  Psychiatric Solutions                 75,900(*)
                                                                          6,000  VCA Antech                           176,820(*)
COMMUNICATIONS EQUIPMENT (1.5%)                                                                                     ---------
       4,000  Harris Corp.                         184,800(OO)                                                        437,270
       6,000  Juniper Networks                     126,420(*)
                                                 ---------         HOTELS, RESTAURANTS & LEISURE (2.2%)
                                                   311,220                1,750  Penn National Gaming                  46,498(*)
                                                                          3,500  Scientific Games Class A              80,570(*)
CONSTRUCTION & ENGINEERING (0.9%)                                        11,000  WMS Industries                       336,270(*)(OO)
       2,400  Fluor Corp.                          133,680                                                          ---------
       1,000  Jacobs Engineering Group              54,310(*)                                                         463,338
                                                 ---------
                                                   187,990         HOUSEHOLD PRODUCTS (0.3%)
                                                                          1,200  Church & Dwight                       74,508
DISTRIBUTORS (0.6%)
       7,000  LKQ Corp.                            118,790(*)      INSURANCE (0.3%)
                                                                          1,000  Reinsurance Group of America
DIVERSIFIED CONSUMER SERVICES (2.3%)                                             Class A                               54,000
       4,650  DeVry, Inc.                          230,361(OO)
                                                                   INTERNET SOFTWARE & SERVICES (1.3%)
                                                                          4,500  Ariba, Inc.                           63,585(*)


See Notes to Schedule of Investments

                                                                                                                 SEPTEMBER 30, 2008


SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)


NUMBER OF                                                          NUMBER OF
SHARES                                      MARKET VALUE($)(+)     SHARES                                    MARKET VALUE($)(+)
       1,000  Equinix Inc.                          69,460(*)      TRADING COMPANIES & DISTRIBUTORS (0.8%)
       4,500  VistaPrint Ltd.                      147,780(*)             3,500  Fastenal Co.                         172,865
                                                 ---------
                                                   280,825         WIRELESS TELECOMMUNICATION SERVICES (3.0%)
                                                                          6,800  American Tower                       244,596(*)
IT SERVICES (3.1%)                                                        4,500  NII Holdings                         170,640(*)
       3,250  Alliance Data Systems                205,985(*)(OO)         8,500  SBA Communications                   219,895(*)
       7,500  Cognizant Technology                                                                                 ----------
               Solutions                           171,225(*)                                                         635,131
         650  MasterCard, Inc. Class A             115,264
       2,000  SAIC Inc.                             40,460(*)      TOTAL COMMON STOCKS
       2,000  Visa Inc.                            122,780         (COST $12,287,306)                              14,129,966
                                                 ---------
                                                   655,714

LIFE SCIENCE TOOLS & SERVICES (1.1%)
       2,500  Charles River Laboratories
               International                       138,825(*)
       2,500  Illumina, Inc.                       101,325(*)
                                                 ---------
                                                   240,150

MACHINERY (0.8%)
       2,500  Danaher Corp.                        173,500(OO)

MEDIA (1.5%)
       6,500  Cablevision Systems                  163,540
       4,000  Scripps Networks Interactive         145,240
                                                 ---------
                                                   308,780

MULTILINE RETAIL (0.3%)
       1,500  Kohl's Corp.                          69,120(*)

OIL, GAS & CONSUMABLE FUELS (3.7%)
       5,500  Concho Resources                     151,855(*)
       2,000  Continental Resources                 78,460(*)
       7,500  Denbury Resources                    142,800(*)(OO)
       2,000  Range Resources                       85,740
       6,000  Southwestern Energy                  183,240(*)(OO)
       3,000  XTO Energy                           139,560
                                                 ---------
                                                   781,655

PHARMACEUTICALS (1.0%)
       5,500  Perrigo Co.                          211,530

PROFESSIONAL SERVICES (0.8%)
       2,500  FTI Consulting                       180,600(*)

ROAD & RAIL (0.5%)
       3,000  J.B. Hunt Transport Services         100,110

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
       3,500  Microchip Technology                 103,005
       6,000  Microsemi Corp.                      152,880(*)
                                                 ---------
                                                   255,885

SOFTWARE (3.5%)
      19,000  Activision Blizzard                  293,170(*)
       5,000  ANSYS, Inc.                          189,350(*)
       2,500  Autodesk, Inc.                        83,875(*)
       2,300  Blackboard Inc.                       92,667(*)
       1,750  Salesforce.com, Inc.                  84,700(*)
                                                 ---------
                                                   743,762

SPECIALTY RETAIL (3.0%)
       4,000  GameStop Corp. Class A               136,840(*)
       3,500  Guess?, Inc.                         121,765
       4,500  Ross Stores                          165,645
       6,500  Urban Outfitters                     207,155(*)
                                                 ---------
                                                   631,405

See Notes to Schedule of Investments



                                                                                                                 SEPTEMBER 30, 2008


SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
(UNAUDITED)

PRINCIPAL
AMOUNT($)                                                                                    MARKET VALUE($)(+)
MORTGAGE-BACKED SECURITIES (26.4%)

ADJUSTABLE ALT-A CONFORMING BALANCE (1.7%)
            544,733  Countrywide Home Loans Mortgage Pass-Through Trust, Ser.
                     2007-HYB2, Class 2A1, 5.38%, due 10/1/08                                  351,106(u)

ADJUSTABLE ALT-A MIXED BALANCE (6.7%)
            541,056  Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.59%, due 10/1/08      378,853(u)
            557,341  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.47%, due 10/1/08     390,900(u)(OO)
            313,907  First Horizon Alternative Mortgage Securities Trust, Ser.
                     2006-AA7, Class A1, 6.52%, due 10/1/08                                    231,551(u)
            606,189  Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.56%,
                     due 10/1/08                                                               410,195(u)(OO)
                                                                                           -----------
                                                                                             1,411,499

ADJUSTABLE ALT-B MIXED BALANCE (0.5%)
            167,017  Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 4.71%,
                     due 10/1/08                                                               112,827(u)

ADJUSTABLE CONFORMING BALANCE (2.2%)
            292,505  Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.38%,
                     due 10/1/08                                                               236,104(u)
            268,744  IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1,
                     5.50%, due 10/1/08                                                        228,899(u)
                                                                                           -----------
                                                                                               465,003

ADJUSTABLE JUMBO BALANCE (2.6%)
            121,520  Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.34%, due
                     10/1/08                                                                   102,438(u)
            335,283  Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.69%, due
                     10/1/08                                                                   251,714(u)(OO)
            293,440  Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.36%,
                     due 10/1/08                                                               204,901(u)
                                                                                           -----------
                                                                                               559,053

ADJUSTABLE MIXED BALANCE (9.3%)
            280,172  Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.66%, due
                     10/1/08                                                                   223,208(u)
            205,526  Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.85%, due
                     10/1/08                                                                   136,728(u)
            444,984  Countrywide Home Loan Mortgage Pass-Through Trust, Ser.
                     2006-HYB3, Class 1A1A, 5.43%, due 10/1/08                                 376,471(u)
            359,195  Credit Suisse First Boston Mortgage Securities Corp., Ser.
                     2004-AR4, Class 2A1, 4.70%, due 10/1/08                                   340,917(u)
            320,715  First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class
                     2A1, 5.44%, due 10/1/08                                                   289,217(u)
            284,616  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%,
                     due 10/1/08                                                               234,387(u)
             21,233  Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 3.61%, due
                     10/1/08                                                                    14,701(u)
            532,264  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A,
                     6.29%, due 10/1/08                                                        356,616(u)(OO)
                                                                                           -----------
                                                                                             1,972,245

MORTGAGE-BACKED NON-AGENCY (1.0%)
            149,330  Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due
                     6/25/35                                                                   146,876(n)(OO)
             62,413  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due
                     9/25/35                                                                    62,730(n)
                                                                                           -----------
                                                                                               209,606
See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)


                                                                                                                 SEPTEMBER 30, 2008


PRINCIPAL AMOUNT($)                                                                         MARKET VALUE($)(+)
FANNIE MAE (0.7%)
            146,840  Whole Loan, Ser. 2004-W8, Class PT, 10.43%, due 10/1/08                   159,914(u)(OO)

FREDDIE MAC (1.7%)
            195,439  Pass-Through Certificates 8.00%, due 11/1/26                              212,416(OO)
            136,070  Pass-Through Certificates 8.50%, due 10/1/30                              150,789(OO)
                                                                                           -----------
                                                                                               363,205

                     TOTAL MORTGAGE-BACKED SECURITIES (COST
                     $7,266,697)                                                             5,604,458

ASSET-BACKED SECURITIES (3.5%)
            250,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5,
                     Class A2B, 3.34%, due 10/27/08                                            214,440(u)(OO)
            100,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class
                     A2C, 3.36%, due 10/27/08                                                   79,263(u)(OO)
            200,000  Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 3.47%,
                     due 10/27/08                                                              114,999(u)(OO)
             13,497  Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%, due
                     5/25/26                                                                    13,448
            125,165  Impac Secured Assets Corp., Ser. 2006-3, Class A4, 3.30%, due
                     10/27/08                                                                  118,606(u)
             61,667  Nomura Asset Acceptance Corp., Ser. 2006-S2, Class AIO, 10.00%,
                     Interest Only Security, 10.00%, due 4/25/36                                   877(n)
            199,529  Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class
                     AI2, 3.44%, due 10/27/08                                                  176,128(u)(OO)
             75,000  Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4,
                     Class A2C, 3.37%, due 10/27/08                                             32,784(u)
                     TOTAL ASSET-BACKED SECURITIES (COST $948,079)                         -----------
                                                                                               750,545

REPURCHASE AGREEMENTS (1.5%)
            320,000  Repurchase Agreement with Fixed Income
                     Clearing Corp., 1.20%, due 10/1/08, dated
                     9/30/08, Maturity Value $32,011
                     Collateralized by $335,000 Fannie Mae, 2.12%,
                     due 3/19/09 (Collateral Value $331,650)
                     (COST $ 320,000)                                                         320,000(#)
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (1.6%)
            329,071  Neuberger Berman Prime Money Fund Trust Class (COST $329,071)             329,071(@)

                     TOTAL INVESTMENTS (99.6%) (COST $21,151,153)                           21,134,040(##)

                     Cash, receivables and other assets, less liabilities (0.4%)                78,097(c/c/)

                     TOTAL NET ASSETS (100.0%)                                             $21,212,137



                                                                                                                 SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS Growth Portfolio
----------------------------------------
(UNAUDITED)

NUMBER OF                                                            NUMBER OF
SHARES                                 MARKET VALUE($)(+)            SHARES                                 MARKET VALUE($)(+)
COMMON STOCKS (99.3%)                                                      10,100  Strayer Education               2,022,626
                                                                                                                 -----------
                                                                                                                   4,078,536
AEROSPACE & DEFENSE (1.8%)
     125,000  CAE, Inc.                      1,005,000               DIVERSIFIED FINANCIAL SERVICES (0.4%)
      14,000  Precision Castparts            1,102,920                     15,000  Nasdaq OMX Group                  458,550(*)
                                           -----------
                                             2,107,920
                                                                     ELECTRICAL EQUIPMENT (1.2%)
AIR FREIGHT & LOGISTICS (2.1%)                                             34,500  AMETEK, Inc.                    1,406,565
      33,500  C.H. Robinson Worldwide        1,707,160
      19,500  Expeditors International         679,380               ELECTRONIC EQUIPMENT & INSTRUMENTS (5.0%)
                                           -----------                     44,500  Dolby Laboratories              1,565,955(*)
                                             2,386,540                     40,500  FLIR Systems                    1,556,010(*)
                                                                           11,000  Itron, Inc.                       973,830(*)(E)
BEVERAGES (0.6%)                                                            5,000  Mettler-Toledo International      490,000(*)
      14,500  Central European Distribution    658,445(*)                  43,500  Trimble Navigation              1,124,910(*)
                                                                                                                 -----------
                                                                                                                   5,710,705
BIOTECHNOLOGY (4.1%)
       8,500  Alexion Pharmaceuticals Inc.     334,050(*)
       7,000  Cephalon, Inc.                   542,430(*)            ENERGY EQUIPMENT & SERVICES (5.1%)
      25,000  Myriad Genetics                1,622,000(*)                  21,500  CARBO Ceramics                  1,109,615
      15,750  United Therapeutics            1,656,428(*)                   8,750  Core Laboratories N.V.            886,550
      15,500  Vertex Pharmaceuticals           515,220(*)                  26,000  IHS Inc.                        1,238,640(*)
                                           -----------                     48,500  ION Geophysical                   688,215(*)
                                             4,670,128                     17,000  National Oilwell Varco            853,910(*)
                                                                           18,500  Smith International             1,084,840
                                                                                                                 -----------
                                                                                                                   5,861,770
CAPITAL MARKETS (4.0%)
      15,500  Affiliated Managers Group      1,284,175(*)
      45,000  Lazard Ltd.                    1,924,200
      20,000  Northern Trust                 1,444,000               FOOD & STAPLES RETAILING (2.7%)
                                           -----------                     18,500  BJ's Wholesale Club               718,910(*)
                                             4,652,375                     48,500  Shoppers Drug Mart              2,340,122
                                                                                                                 -----------
CHEMICALS (4.0%)                                                                                                   3,059,032
      62,000  Airgas, Inc.                   3,078,300
      24,500  Ecolab Inc.                    1,188,740               FOOD PRODUCTS (1.6%)
      22,500  Solutia Inc.                     315,000(*)                  20,000  Ralcorp Holdings                1,348,200(*)
                                           -----------                     25,000  Viterra, Inc.                     238,900(*)
                                             4,582,040                     31,500  Viterra, Inc.                     301,015(n)(*)
                                                                                                                 -----------
                                                                                                                   1,888,115
COMMERCIAL SERVICES & SUPPLIES (6.8%)
       9,000  Clean Harbors                    607,950(*)
      17,000  Copart, Inc.                     646,000(*)            HEALTH CARE EQUIPMENT & SUPPLIES (7.2%)
      60,500  Corrections Corporation of                                   19,000  C. R. Bard                      1,802,530
               America                       1,503,425(*)                  26,500  Gen-Probe                       1,405,825(*)
      20,500  CoStar Group                     930,495(*)                  19,500  IDEXX Laboratories              1,068,600(*)
      41,500  Covanta Holding                  993,510(*)                   5,800  Intuitive Surgical              1,397,684(*)
      58,500  Iron Mountain                  1,427,985(*)                  23,000  Masimo Corp.                      855,600(*)
      30,000  Stericycle, Inc.               1,767,300(*)                  57,000  Wright Medical Group            1,735,080(*)
                                           -----------                                                           -----------
                                             7,876,665                                                             8,265,319

COMMUNICATIONS EQUIPMENT (2.2%)                                      HEALTH CARE PROVIDERS & SERVICES (3.6%)
      32,500  Harris Corp.                   1,501,500                     19,500  Express Scripts                 1,439,490(*)
      50,000  Juniper Networks               1,053,500(*)                  20,000  Psychiatric Solutions             759,000(*)
                                           -----------                     65,500  VCA Antech                      1,930,285(*)
                                             2,555,000                                                           -----------
                                                                                                                   4,128,775
CONSTRUCTION & ENGINEERING (1.3%)
      19,500  Fluor Corp.                    1,086,150               HOTELS, RESTAURANTS & LEISURE (1.9%)
       8,500  Jacobs Engineering Group         461,635(*)                  14,500  Penn National Gaming              385,265(*)
                                           -----------                     60,000  WMS Industries                  1,834,200(*)
                                             1,547,785                                                           -----------
                                                                                                                   2,219,465

DISTRIBUTORS (0.9%)
      61,000  LKQ Corp.                      1,035,170(*)            HOUSEHOLD PRODUCTS (0.5%)
                                                                           10,000  Church & Dwight                   620,900
DIVERSIFIED CONSUMER SERVICES (3.5%)
      41,500  DeVry, Inc.                    2,055,910               INSURANCE (0.4%)
                                                                            7,500  Reinsurance Group of America
                                                                                    Class A                          405,000(E)



See Notes to Schedule of Investments


                                                                                                                 SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Growth Portfolio Cont'd
-----------------------------------------------
(UNAUDITED)

NUMBER OF                                                            NUMBER OF
SHARES                                 MARKET VALUE($)(+)            SHARES                                  MARKET VALUE($)(+)
INTERNET SOFTWARE & SERVICES (2.2%)                                        56,000  Urban Outfitters                1,784,720(*)
      33,000  Ariba, Inc.                     466,290(*)                                                        ------------
      11,500  Equinix Inc.                    798,790(*)(E)                                                        5,476,615
      39,500  VistaPrint Ltd.               1,297,180(*)(E)          TRADING COMPANIES & DISTRIBUTORS (1.3%)
                                           ----------                      30,000  Fastenal Co.                    1,481,700
                                            2,562,260
IT SERVICES (4.7%)                                                   WIRELESS TELECOMMUNICATION SERVICES (5.1%)
      28,000  Alliance Data Systems         1,774,640(*)                   77,500  American Tower                  2,787,675(*)
      60,000  Cognizant Technology                                         36,500  NII Holdings                    1,384,080(*)
               Solutions                    1,369,800(*)                   68,000  SBA Communications              1,759,160(*)
       5,000  MasterCard, Inc. Class A        886,650                                                           ------------
      15,000  SAIC Inc.                       303,450(*)                                                           5,930,915
      17,500  Visa Inc.                     1,074,325                TOTAL COMMON STOCKS
                                           ----------                (COST $99,107,767)                          114,612,330
                                            5,408,865
LIFE SCIENCE TOOLS & SERVICES (1.7%)                                 SHORT-TERM INVESTMENTS (1.4%)
      20,000  Charles River Laboratories                                  449,880  Neuberger Berman Prime Money
               International                1,110,600(*)                            Fund Trust Class                 449,880(@)(OO)
      21,000  Illumina, Inc.                  851,130(*)                1,180,064  Neuberger Berman Securities
                                           ----------                               Lending Quality Fund, LLC      1,156,462(++)
                                            1,961,730                TOTAL SHORT-TERM INVESTMENTS
MACHINERY (1.5%)                                                     (COST $1,629,212)                             1,606,342
      25,000  Danaher Corp.                 1,735,000
                                                                     TOTAL INVESTMENTS (100.7%)
MEDIA (0.9%)                                                         (COST $100,736,979)                         116,218,672(##)
      21,000  Cablevision Systems             528,360
      15,000  Scripps Networks Interactive    544,650                Liabilities, less cash, receivables and
                                           ----------                  other assets [(0.7%)]                        (833,471)
                                            1,073,010
MULTILINE RETAIL (0.5%)                                              TOTAL NET ASSETS (100.0%)                $  115,385,201
      13,500  Kohl's Corp.                    622,080(*)

OIL, GAS & CONSUMABLE FUELS (4.9%)
      45,000  Concho Resources              1,242,450(*)
      16,000  Continental Resources           627,680(*)
      62,500  Denbury Resources             1,190,000(*)
      15,000  Range Resources                 643,050
      27,500  Southwestern Energy             839,850(*)
      25,000  XTO Energy                    1,163,000
                                           ----------
                                            5,706,030
PHARMACEUTICALS (1.5%)
      45,000  Perrigo Co.                   1,730,700

PROFESSIONAL SERVICES (1.3%)
      20,000  FTI Consulting                1,444,800(*)

ROAD & RAIL (0.7%)
      23,500  J.B. Hunt Transport Services    784,195

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
 (1.9%)
      30,000  Microchip Technology            882,900
      50,000  Microsemi Corp.               1,274,000(*)(E)
                                           ----------
                                            2,156,900
SOFTWARE (5.5%)
     165,000  Activision Blizzard           2,545,950(*)
      42,000  ANSYS, Inc.                   1,590,540(*)
      22,500  Autodesk, Inc.                  754,875(*)
      18,500  Blackboard Inc.                 745,365(*)
      15,000  Salesforce.com, Inc.            726,000(*)
                                           ----------
                                            6,362,730
SPECIALTY RETAIL (4.7%)
      33,950  GameStop Corp. Class A        1,161,430(*)
      32,000  Guess?, Inc.                  1,113,280
      38,500  Ross Stores                   1,417,185



See Notes to Schedule of Investments


                                                                                                                 SEPTEMBER 30, 2008
SCHEDULE OF INVESTMENTS Guardian Portfolio
------------------------------------------
(UNAUDITED)

NUMBER OF                                                             NUMBER OF
SHARES                                      MARKET VALUE($)(+)        SHARES                                  MARKET VALUE($)(+)
COMMON STOCKS (94.0%)                                                       41,575 Cimarex Energy                     2,033,433
                                                                           108,100 Newfield Exploration               3,458,119(*)
AUTO COMPONENTS (1.4%)                                                      76,450 Petroleo Brasileiro ADR            3,359,978
      63,360  BorgWarner, Inc.                   2,076,307                                                         ------------
                                                                                                                     12,096,886
AUTOMOBILES (1.7%)                                                   REAL ESTATE INVESTMENT TRUSTS (4.1%)
      30,225  Toyota Motor ADR                   2,593,305                  97,450 General Growth Properties          1,471,495
                                                                           134,130 Weingarten Realty Investors        4,784,417
                                                                                                                   ------------
BIOTECHNOLOGY (4.3%)                                                                                                  6,255,912
      75,625  Genzyme Corp.                      6,117,306(*)        ROAD & RAIL (2.8%)
      80,000  Medarex, Inc.                        517,600(*)               88,000 Canadian National Railway          4,209,040
                                              ------------
                                                 6,634,906
                                                                     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.5%)
CAPITAL MARKETS (5.4%)                                                     352,725  Altera Corp.                      7,294,353
     135,715  Bank of New York Mellon            4,421,595                 192,595  Texas Instruments                 4,140,793
                                                                                                                   ------------
     148,186  Charles Schwab                     3,852,836                                                           11,435,146
                                              ------------
                                                 8,274,431
                                                                     SOFTWARE (3.0%)
COMMERCIAL SERVICES & SUPPLIES (3.7%)                                      143,500  INTUIT INC.                       4,536,035(*)
      33,750  Republic Services                  1,011,825
     146,360  Waste Management                   4,608,876           TEXTILES, APPAREL & LUXURY GOODS (1.9%)
                                              ------------
                                                 5,620,701                  38,215  V.F. Corp.                        2,954,402

CONSUMER FINANCE (2.6%)                                              TOTAL COMMON STOCKS
     113,700  American Express                   4,028,391           (Cost $135,045,372)                            143,465,981

DIVERSIFIED FINANCIAL SERVICES (1.8%)                                SHORT-TERM INVESTMENTS (4.4%)
      34,000  IntercontinentalExchange Inc.      2,743,120(*)            6,638,620  Neuberger Berman Prime Money
                                                                                   Fund Trust Class
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.6%)                                          (Cost $6,638,620)                  6,638,620(@)
     114,470  Anixter International              6,812,110(*)
     209,750  National Instruments               6,302,987
                                              ------------           TOTAL INVESTMENTS (98.4%)
                                                13,115,097           (COST $141,683,992)                            150,104,601(##)
ENERGY EQUIPMENT & SERVICES (2.0%)
      40,025  Schlumberger Ltd.                  3,125,552           Cash, receivables and other assets, less
                                                                       liabilities (1.6%)                             2,472,197
HEALTH CARE PROVIDERS & SERVICES (1.5%)
      88,195  UnitedHealth Group                 2,239,271           TOTAL NET ASSETS (100.0%)                   $  152,576,798

INDUSTRIAL CONGLOMERATES (2.8%)
      61,760  3M Co.                             4,218,826

INSURANCE (6.2%)
     255,875  Progressive Corp.                  4,452,225
     156,100  Willis Group Holdings              5,035,786
                                              ------------
                                                 9,488,011

LIFE SCIENCE TOOLS & SERVICES (1.0%)
      21,600  Millipore Corp.                    1,486,080(*)

MACHINERY (4.0%)
      87,370  Danaher Corp.                      6,063,478

MEDIA (15.2%)
     355,175  Comcast Corp. Class A Special      7,004,051
     131,580  Liberty Global Class A             3,986,874(*)
      34,345  Liberty Global Class C               964,751(*)
     180,425  Scripps Networks Interactive       6,551,232
       8,512  Washington Post                    4,739,141
                                              ------------
                                                23,246,049
MULTI-UTILITIES (4.6%)
     553,453  National Grid                      7,025,035

OIL, GAS & CONSUMABLE FUELS (7.9%)
     178,945  BG Group PLC                       3,245,356

See Notes to Schedule of Investments


                                                              SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS High Income Bond Portfolio
--------------------------------------------------
(UNAUDITED)




PRINCIPAL                                                                                       MARKET
AMOUNT($)                                                                                      VALUE($)(+)
BANK LOAN OBLIGATIONS (0.7%)
MEDIA - CABLE (0.7%)
             70,000  Charter Communications Operating LLC, Guaranteed Notes, 4.80%,
                     due 3/6/14 (Cost $61,591)                                                  55,629(O)
CORPORATE DEBT SECURITIES (89.4%)
AEROSPACE/DEFENSE (3.7%)
            255,000  L-3 Communications Corp., Guaranteed Senior Unsecured
                     Subordinated Notes, 7.63%, due 6/15/12                                    251,175
             15,000  L-3 Communications Corp., Guaranteed Senior Unsecured
                     Subordinated Notes, 6.13%, due 7/15/13                                     13,950
             25,000  L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due
                     10/15/15                                                                   23,000
                                                                                           -----------
                                                                                               288,125
AUTO LOANS (0.5%)
             60,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due
                     10/25/11                                                                   38,154
AUTOMOTIVE (0.6%)
             20,000  Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31                  8,600
             70,000  General Motors Corp., Senior Unsecured Notes, 7.20%, due 1/15/11           41,125
                                                                                           -----------
                                                                                                49,725
BEVERAGE (0.3%)
             25,000  Constellation Brands, Inc., Guaranteed Notes, 8.38%, due 12/15/14          24,750
CHEMICALS (1.3%)
             30,000  Airgas, Inc., Guaranteed Notes, 7.13%, due 10/1/18                         29,250n
             35,000  MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17             29,400n
             55,000  Momentive Performance Materials, Inc., Guaranteed Notes, 10.13%,
                     due 12/1/14                                                                42,350
                                                                                           -----------
                                                                                               101,000
ELECTRIC - GENERATION (10.0%)
            206,000  AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                       207,030(n)
             65,000  Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19           52,000
            255,000  Dynegy-Roseton Danskammer, Pass-Through Cert., Ser. B, 7.67%, due
                     11/8/16                                                                   231,412
             80,000  Edison Mission Energy, Senior Unsecured Notes, 7.50%, due 6/15/13          76,800
             65,000  Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27          52,650
             40,000  Mirant Americas Generation, Inc., Senior Unsecured Notes, 8.30%,
                     due 5/1/11                                                                 38,500
             54,777  Mirant Mid-Atlantic LLC, Pass-Through Certificates, Ser. A,
                     8.63%, due 6/30/12                                                         56,694
             70,000  NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14                      64,925
                                                                                           -----------
                                                                                               780,011
ELECTRIC - INTEGRATED (5.4%)
             15,000  CMS Energy Corp., Senior Unsecured Notes, 8.50%, due 4/15/11               15,348
             70,000  CMS Energy Corp., Senior Unsecured Notes, 6.30%, due 2/1/12                67,605
             65,000  CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15              59,468
            190,000  Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due
                     11/1/17                                                                   160,550(n)
             65,000  Exelon Corp., Senior Unsecured Notes, 4.90%, due 6/15/15                   57,235
             60,000  PPL Energy Supply LLC, Senior Unsecured Notes, 6.30%, due 7/15/13          58,366
                                                                                           -----------
                                                                                               418,572
ELECTRONICS (1.6%)
            125,000  Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.25%, due
                     11/15/14                                                                  105,625
             30,000  Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due
                     12/15/14                                                                   18,900
                                                                                           -----------
                                                                                               124,525
ENERGY-EXPLORATION & PRODUCTION (5.6%)
             85,000  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13              82,237

See Notes to Schedule of Investments


                                                                                                                 SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------
(UNAUDITED)




PRINCIPAL                                                                                       MARKET
AMOUNT($)                                                                                      VALUE($)(+)

             50,000  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 6/15/14              47,875
             30,000  Chesapeake Energy Corp., Guaranteed Notes, 7.00%, due 8/15/14              28,050
             95,000  Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17                    87,400
             25,000  Forest Oil Corp., Guaranteed Senior Unsecured Notes, 7.75%, due
                     5/1/14                                                                     23,625
             15,000  Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11                  14,963
             50,000  Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due
                     9/1/14                                                                     45,000
             70,000  Pioneer Natural Resources Co., Senior Unsecured Notes, 6.65%, due
                     3/15/17                                                                    62,397
             45,000  Southwestern Energy Co., Senior Notes, 7.50%, due 2/1/18                   43,650(n)
                                                                                           -----------
                                                                                               435,197
ENVIRONMENTAL (1.7%)
            135,000  Allied Waste North America, Inc., Senior Secured Notes, Ser. B,
                     5.75%, due 2/15/11                                                        129,263
FOOD & DRUG RETAILERS (0.7%)
             15,000  Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15                         7,875
             20,000  Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16                  17,400
             55,000  Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17                       28,875
                                                                                           -----------
                                                                                                54,150
GAMING (4.5%)
             25,000  Chukchansi Economic Development Authority, Senior Unsecured
                     Notes, 8.00%, due 11/15/13                                                 20,000(n)
             75,000  FireKeepers Development Authority, Senior Secured Notes, 13.88%,
                     due 5/1/15                                                                 66,000(n)
             20,000  Fontainebleau Las Vegas Holdings LLC, Second Mortgage, 10.25%,
                     due 6/15/15                                                                 5,600(n)
             20,000  Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due
                     2/1/16                                                                     10,200(n)
             10,000  MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16                       7,300
             81,000  Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14                82,012(n)
             65,000  San Pasqual Casino, Notes, 8.00%, due 9/15/13                              58,175(n)
            140,000  Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due
                     6/15/15                                                                   100,800(n)
                                                                                           -----------
                                                                                               350,087
GAS DISTRIBUTION (11.0%)
             75,000  AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due
                     5/20/16                                                                    67,125
            100,000  El Paso Corp., Senior Unsecured Notes, 6.75%, due 5/15/09                  99,138
             53,000  Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14                 43,195
             70,000  Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due
                     6/15/12                                                                    59,850
             40,000  Ferrellgas Partners L.P., Senior Notes, 6.75%, due 5/1/14                  32,600(n)
            187,000  Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12            176,248
             65,000  MarkWest Energy Partners LP, Senior Notes, Ser. B, 8.75%, due
                     4/15/18                                                                    61,750
             44,000  Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due
                     12/15/13                                                                   39,600
            180,000  Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16               140,400
             55,000  Williams Cos., Inc., Senior Unsecured Notes, 7.13%, due 9/1/11             54,175
             85,000  Williams Partners L.P., Senior Unsecured Notes, 7.25%, due 2/1/17          79,050
                                                                                           -----------
                                                                                               853,131
HEALTH SERVICES (6.2%)
             10,000  DJO Finance LLC, Guaranteed Notes, 10.88%, due 11/15/14                     9,575
             30,000  HCA, Inc., Senior Secured Notes, 9.25%, due 11/15/16                       29,175
             30,000  HCA, Inc., Senior Secured Notes, 9.63%, due 11/15/16                       28,500
             15,000  LVB Acquisition Merger, Inc., Guaranteed Notes, 10.38%, due
                     10/15/17                                                                   14,850
             45,000  LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due
                     10/15/17                                                                   45,225
             69,528  NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 9.94%,
                     due 12/15/08                                                               57,361(n)(u)
            165,000  Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15                 133,650
             40,000  Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27             30,600
             10,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10                     9,950
             30,000  Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14                      28,800
             95,000  Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15                    94,287
                                                                                           -----------
                                                                                               481,973
HOTELS (0.1%)
             10,000  Host Hotels & Resorts L.P., Senior Secured Notes, 7.13%, due
                     11/1/13                                                                     8,900


See Notes to Schedule of Investments



                                                                                                                 SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------
(UNAUDITED)

PRINCIPAL                                                                                       MARKET
AMOUNT($)                                                                                      VALUE($)(+)

MEDIA - BROADCAST (1.8%)
            130,000  CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14                72,800
             90,000  LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13                 70,200
                                                                                           -----------
                                                                                               143,000
MEDIA - CABLE (8.5%)
             25,000  CCH II Holdings LLC, Guaranteed Notes, 10.25%, due 10/1/13                 21,000
            225,000  DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13                222,187
            225,000  EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11                  207,000
             35,000  Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due
                     10/15/15                                                                   28,875
             65,000  Shaw Communications, Inc., Senior Unsecured Notes, 7.20%, due
                     12/15/11                                                                   64,025
             15,000  Videotron Ltd., Guaranteed Notes, 6.88%, due 1/15/14                       14,175
            100,000  Videotron Ltd., Guaranteed Notes, 9.13%, due 4/15/18                      101,000(n)
                                                                                           -----------
                                                                                               658,262
MEDIA - SERVICES (0.4%)
             40,000  WMG Acquisition Corp., Senior Subordinated Notes, 7.38%, due
                     4/15/14                                                                    29,700
METALS/MINING EXCLUDING STEEL (5.8%)
             40,000  Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14                  24,400
            115,000  Arch Western Finance Corp., Senior Secured Notes, 6.75%, due
                     7/1/13                                                                    108,100
             35,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.25%,
                     due 4/1/15                                                                 34,387
             60,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%,
                     due 4/1/17                                                                 59,100
            125,000  Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13                  113,125
             85,000  Peabody Energy Corp., Guaranteed Notes, Ser. B, 6.88%, due
                     3/15/13                                                                    82,025
             30,000  Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16                 27,150
                                                                                           -----------
                                                                                               448,287
NON-FOOD & DRUG RETAILERS (0.1%)
             15,000  Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12                     10,725

PACKAGING (3.7%)
            205,000  Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12               204,744
             10,000  Berry Plastics Corp., Senior Secured Floating Rate Notes, 7.54%,
                     due 10/15/08                                                                8,900(u)
             35,000  Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15                  34,125
             45,000  Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14          39,150
                                                                                           -----------
                                                                                               286,919
PRINTING & PUBLISHING (0.6%)
             55,000  Dex Media West LLC, Senior Subordinated Notes, Ser. B, 9.88%, due
                     8/15/13                                                                    34,100
             30,000  Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16                         8,175
                                                                                           -----------
                                                                                                42,275
RAILROADS (0.3%)
             25,000  TFM SA de C.V., Senior Unsubordinated Notes, 9.38%, due 5/1/12             25,500

REAL ESTATE DEV. & MGT. (1.0%)
             95,000  American Real Estate Partners L.P., Senior Unsecured Notes,
                     8.13%, due 6/1/12                                                          80,750

RESTAURANTS (0.5%)
             50,000  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14                       41,000

SOFTWARE/SERVICES (0.4%)
             35,000  Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15          30,363

STEEL PRODUCERS/PRODUCTS (2.3%)
             75,000  Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate
                     Notes, 8.79%, due 10/1/08                                                  60,000(u)
             70,000  Steel Dynamics, Inc., Guaranteed Notes, 7.38%, due 11/1/12                 64,050
             60,000  Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15                   53,400
                                                                                           -----------
                                                                                               177,450
SUPPORT - SERVICES (3.3%)
             95,000  Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13                    85,500


See Notes to Schedule of Investments



                                                                                                                 SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------
(UNAUDITED)



PRINCIPAL                                                                                     MARKET
AMOUNT($)                                                                                    VALUE($)(+)

            105,000  Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due
                     2/1/15                                                                     92,925(n)
             40,000  Lender Processing Services, Inc., Senior Unsecured Notes, 8.13%,
                     due 7/1/16                                                                 39,000(n)
             50,000  United Rentals N.A., Inc., Guaranteed Notes, 6.50%, due 2/15/12            41,750
                                                                                           -----------
                                                                                               259,175
TELECOM - INTEGRATED/SERVICES (4.6%)
             45,000  Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15              39,600
             80,000  Intelsat Subsidiary Holdings Co. Ltd., Senior Unsecured Notes,
                     8.50%, due 1/15/13                                                         74,000(n)
             55,000  Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due
                     10/31/13                                                                   37,400
             71,000  Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12                    69,580
             65,000  Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19                  50,375
             85,000  Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28                56,950
             35,000  Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13                      33,250
                                                                                           -----------
                                                                                               361,155
TELECOM - WIRELESS (2.4%)
             60,000  American Tower Corp., Senior Unsecured Notes, 7.13%, due 10/15/12          59,100
             80,000  Rogers Cable, Inc., Guaranteed Notes, 5.50%, due 3/15/14                   73,903
             55,000  Rogers Wireless, Inc., Senior Secured Notes, 6.38%, due 3/1/14             52,601
                                                                                           -----------
                                                                                               185,604
THEATERS & ENTERTAINMENT (0.5%)
             40,000  AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due 8/15/12      39,600

                     TOTAL CORPORATE DEBT SECURITIES
                     (COST $7,630,067)                                                       6,957,328

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (8.6%)
            666,409  Neuberger Berman Prime Money Fund Trust Class (COST $666,409)             666,409(@)

                     TOTAL INVESTMENTS (98.7%) (COST $8,358,067)                             7,679,366(##)

                     Cash, receivables and other assets, less liabilities (1.3%)               102,371

                     TOTAL NET ASSETS (100.0%)                                              $7,781,737


See Notes to Schedule of Investments


                                                                                                                SEPTEMBER 30, 2008


SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                            MARKET VALUE($)+       NUMBER OF SHARES                           MARKET VALUE($)(+)
                                                                        80,815  Leoni AG ADR                       2,443,433
                                                                        27,790  Pfeiffer Vacuum Technology AG      2,230,135
COMMON STOCKS (88.8%)                                                   24,500  SAP AG                             1,309,035
ARGENTINA (0.7%)                                                       133,159  Tognum AG                          2,667,580
      46,055  Tenaris SA ADR                     1,717,391              23,445  Wacker Chemie AG                   3,347,199
AUSTRALIA (1.8%)                                                        64,538  Wincor Nixdorf AG                  3,800,510
     851,512  Paladin Energy Ltd.                2,631,648(*)                                                     23,195,500
      38,890  Woodside Petroleum                 1,569,246         GREECE (1.3%)
                                                 4,200,894              97,635  Intralot SA                          833,968
BELGIUM (3.5%)                                                         104,417  Piraeus Bank SA                    2,174,167
      11,702  Colruyt SA                         2,937,232                                                         3,008,135
      59,934  Euronav SA                         1,657,141         HONG KONG (2.4%)
      77,560  Fortis VVPR Strip                      1,093(*)           39,305  China Mobile Ltd. ADR              1,968,394
      47,063  InBev NV                           2,799,999             671,825  HengAn International Group
     182,105  Option NV                            674,428(*)                    Co. Ltd.                          1,911,870
       1,840  Telenet Group Holding NV              38,063(*)        5,317,715  TPV Technology Ltd.                1,627,781
                                                 8,107,956                                                         5,508,045
BRAZIL (2.4%)                                                      IRELAND (1.4%)
     155,700  Amil Participacoes SA                917,230             113,730  DCC PLC                            2,234,408
     191,444  Natura Cosmeticos SA               1,861,219             320,481  Dragon Oil PLC                     1,013,365(*)
      66,531  Petroleo Brasileiro ADR            2,684,687                                                         3,247,773
                                                 5,463,136         ITALY (1.9%)
CANADA (6.6%)                                                          660,245  Milano Assicurazioni               2,925,610
      77,690  Addax Petroleum                    2,108,963              62,238  UBI Banca                          1,363,432
      56,340  Canadian Natural Resources         3,864,524                                                         4,289,042
     274,440  First Calgary Petroleums Ltd.        871,606(*)      JAPAN (12.4%)
     158,788  MacDonald Dettwiler                3,227,235(*)           24,500  Alfresa Holdings Corp.             1,186,015
       7,680  Potash Corp. of Saskatchewan                                 322  East Japan Railway Co.             2,401,358
              Inc.                               1,013,837              89,100  EXEDY Corp.                        1,680,613
      42,420  Stantec, Inc.                      1,015,609(*)           26,700  FANUC Ltd.                         2,008,689
      24,875  Suncor Energy                      1,028,424              33,600  Hogy Medical Co.                   1,540,782
     138,920  Talisman Energy                    1,960,609              36,350  IBIDEN Co., Ltd.                     884,909
                                                15,090,807               7,200  Maruichi Steel Tube                  197,756
CHILE (0.4%)                                                           111,200  NIFCO Inc.                         1,953,964
      35,500  Sociedad Quimica y Minera de                             226,400  Nihon Kohden Corp.                 4,239,767
               Chile SA, ADR B Shares              894,955              35,105  Nintendo Co. Ltd. ADR              1,848,278
FINLAND (1.3%)                                                          44,600  NITTO DENKO Corp.                  1,134,650
     164,150  Nokia Oyj                          3,061,633              84,000  OLYMPUS Corp.                      2,455,128
FRANCE (9.2%)                                                           55,200  Sankyo Co.                         2,801,928
      16,900  BNP Paribas                        1,613,232              44,990  Takeda Pharmaceutical Co.
      27,424  Euler Hermes SA                    1,930,932                      Ltd.                               2,265,273
      49,239  Ipsen SA                           2,224,318              21,525  Toyota Motor ADR                   1,846,845
      99,487  Ipsos                              2,929,699                                                        28,445,955
      20,935  Pernod Ricard SA                   1,844,1850(OO)    NETHERLANDS (8.5%)
      43,495  Publicis Groupe                    1,369,960             153,120  Aalberts Industries NV             1,960,007
      76,060  Teleperformance                    2,121,583              92,096  ASML Holding NV                    1,609,524
      47,700  Total SA ADR                       2,894,436              53,900  CSM                                1,371,813
      19,257  Vallourec SA                       4,155,233              41,225  Fugro NV                           2,434,437
                                                21,083,578              42,510  Heineken NV                        1,707,938
GERMANY (10.1%)                                                         34,445  Nutreco Holding NV                 1,621,416
     119,698  C.A.T Oil AG                         549,508(*)           82,643  Sligro Food Group NV               2,490,311
      12,044  Continental AG                     1,197,062(*)          125,737  TNT NV                             3,483,760
      24,675  Fresenius Medical Care AG &                               79,990  Unilever NV                        2,251,630
              Co.                                1,277,336
      78,010  GEA Group AG                       1,509,937
      62,995  Gerresheimer AG                    2,863,765

See Notes to Schedule of Investments


                                                                                                                SEPTEMBER 30, 2008


SCHEDULE OF INVESTMENTS International Portfolio cont'd
------------------------------------------------------
(UNAUDITED)






NUMBER OF SHARES                            MARKET VALUE($)(+)     TOTAL INVESTMENTS (103.6%)

     123,866  Wavin NV                             713,565         (COST $299,220,316)                            238,396,331(#)(#)
                                                19,644,401         Liabilities, less cash, receivables and
NORWAY (2.0%)                                                        other assets [(3.6%)]                         (8,385,425)
     359,823  DnB NOR ASA                        2,791,432
     344,059  Prosafe ASA                        1,883,305         TOTAL NET ASSETS (100.0%)                   $  230,010,906
                                                 4,674,737
SPAIN (2.9%)
     171,977  Banco Santander SA                 2,578,678
     176,258  Telefonica SA ADR                  4,190,985
                                                 6,769,663
SWEDEN (2.0%)
     140,110  Getinge AB, B Shares               2,887,886
     123,224  Swedbank AB, A Shares              1,610,970
                                                 4,498,856
SWITZERLAND (3.3%)
       2,784  Barry Callebaut AG                 1,677,375(*)
      63,975  Nestle SA                          2,764,840(0)
      57,355  Swiss Re                           3,183,516(O)
                                                 7,625,731
UNITED KINGDOM (14.7%)
     639,444  Amlin PLC                          3,658,956
     173,405  Barclays PLC                       1,030,275
     100,645  Chemring Group PLC                 3,716,875
     365,390  Experian Group Ltd.                2,421,591
      59,262  GlaxoSmithKline PLC                1,283,775
     366,193  Halma PLC                          1,292,965
     680,248  Informa PLC                        3,836,352
     428,005  Laird Group PLC                    1,898,152
     390,215  Lloyds TSB Group PLC               1,567,999
     283,780  Raymarine PLC                        556,492
     540,331  RPS Group                          2,370,801(0)
     502,441  Sepura Ltd.                          495,543
     257,830  SSL International PLC              2,078,888
     106,650  Tullow Oil PLC                     1,363,554
   2,789,167  Vodafone Group                     6,159,680
                                                33,731,898
TOTAL COMMON STOCKS
(COST $260,806,497)                            204,260,086
PREFERRED STOCKS (3.1%)
BRAZIL (2.4%)
     207,190  Companhia Vale do Rio Doce
               ADR                               3,667,263
      79,770  Ultrapar Participacoes ADR         1,995,845
                                                 5,663,108
GERMANY (0.7%)
      14,508  Porsche AG                         1,573,252
TOTAL PREFERRED STOCKS
(Cost $11,354,604)                               7,236,360
SHORT-TERM INVESTMENTS (11.7%)
  19,092,724  Neuberger Berman Prime Money
               Fund Trust Class                 19,092,724(@)(00)
   7,966,491  Neuberger Berman Securities
               Lending Quality Fund, LLC         7,807,161(++)
Total Short-Term Investments
(Cost $27,059,215)                              26,899,885

TOTAL INVESTMENTS (103.6%)
(COST $299,220,316)                            238,396,331(##)
Liabilities, less cash, receivables and
  other assets [(3.6%)]                         (8,385,425)

TOTAL NET ASSETS (100.0%)                   $  230,010,906


See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL PORTFOLIO (UNAUDITED)

                                     INVESTMENTS AT       PERCENTAGE OF
INDUSTRY                             MARKET VALUE(+)         NET ASSETS
Oil, Gas & Consumable Fuels              $25,644,048            11.1%
Commercial Banks                          14,730,185             6.4%
Health Care Equipment & Supplies          13,202,451             5.7%
Insurance                                 12,616,244             5.5%
Machinery                                 11,864,001             5.2%
Media                                     10,257,594             4.4%
Food Products                              9,687,074             4.2%
Chemicals                                  8,344,605             3.6%
Wireless Telecommunication Services        8,128,074             3.5%
Energy Equipment & Services                6,584,641             2.9%
Software                                   6,384,548             2.8%
Beverages                                  6,352,122             2.8%
Pharmaceuticals                            6,310,021             2.7%
Computers & Peripherals                    5,428,291             2.4%
Food & Staples Retailing                   5,427,543             2.4%
Auto Components                            5,321,108             2.3%
Commercial Services & Supplies             4,792,392             2.1%
Communications Equipment                   4,788,096             2.1%
Diversified Telecommunication              4,190,985             1.8%
Electronic Equipment & Instruments         4,076,026             1.8%
Metals & Mining                            3,865,019             1.7%
Personal Products                          3,773,089             1.6%
Aerospace & Defense                        3,716,875             1.6%
Air Freight & Logistics                    3,483,760             1.5%
Automobiles                                3,420,097             1.5%
Life Science Tools & Services              2,863,765             1.2%
Electrical Equipment                       2,667,580             1.2%
Road & Rail                                2,401,358             1.0%
Pharmaceuticals & Biotechnology            2,265,273             1.0%
Industrial Conglomerates                   2,234,408             1.0%
Construction & Engineering                 1,729,174             0.8%
Semiconductors & Semiconductor Equipment   1,609,524             0.7%
Health Care Providers & Services           1,277,336             0.5%
Health Products & Services                 1,186,015             0.5%
Hotels, Restaurants & Leisure                833,968             0.4%
Telecommunications                            38,063             0.0%
Diversified Financial Services                 1,093             0.0%
Other Assets-Net                          18,514,460             8.1%
                                          ----------           -------
                                        $230,010,906           100.0%
                                          -----------          -------


                                                                                                                 SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio
------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                            MARKET VALUE($)(+)       NUMBER OF SHARES                            MARKET VALUE($)(+)

COMMON STOCKS (99.2%)                                                      48,500  Strayer Education                 9,712,610
                                                                                                                    ----------
AEROSPACE & DEFENSE (1.8%)                                                                                          19,620,610
     560,000  CAE, Inc.                          4,502,400
      66,500  Precision Castparts                5,238,870(E)        DIVERSIFIED FINANCIAL SERVICES (0.5%)
                                                ----------                 90,000  Nasdaq OMX Group                  2,751,300(*)
                                                 9,741,270
                                                                     ELECTRICAL EQUIPMENT (1.2%)
AIR FREIGHT & LOGISTICS (2.1%)                                            160,000  AMETEK, Inc.                      6,523,200
     133,500  C.H. Robinson Worldwide            6,803,160(E)
     122,500  Expeditors International           4,267,900           ELECTRONIC EQUIPMENT & INSTRUMENTS (4.9%)
                                                ----------                205,000  Dolby Laboratories                7,213,950(*)(E)
                                                11,071,060                187,500  FLIR Systems                      7,203,750(*)
                                                                           52,000  Itron, Inc.                       4,603,560(*)(E)
BEVERAGES (0.6%)                                                           22,500  Mettler-Toledo International      2,205,000(*)(E)
      68,000  Central European Distribution      3,087,880(*)(E)          197,500  Trimble Navigation                5,107,350(*)
                                                                                                                    ----------
BIOTECHNOLOGY (4.1%)                                                                                                26,333,610
      42,500  Alexion Pharmaceuticals Inc.       1,670,250(*)
      35,000  Cephalon, Inc.                     2,712,150(*)        ENERGY EQUIPMENT & SERVICES (5.0%)
     114,500  Myriad Genetics                    7,428,760(*)              98,000  CARBO Ceramics                    5,057,780(E)
      75,000  United Therapeutics                7,887,750(*)(E)           38,500  Core Laboratories N.V.            3,900,820(E)
      72,000  Vertex Pharmaceuticals             2,393,280(*)             120,000  IHS Inc.                          5,716,800(*)
                                                ----------                230,000  ION Geophysical                   3,263,700(*)
                                                22,092,190                 77,500  National Oilwell Varco            3,892,825(*)
                                                                           88,000  Smith International               5,160,320
CAPITAL MARKETS (4.0%)                                                                                              ----------
      72,000  Affiliated Managers Group          5,965,200(*)                                                       26,992,245
     206,000  Lazard Ltd.                        8,808,560
      95,000  Northern Trust                     6,859,000(E)        FOOD & STAPLES RETAILING (2.3%)
                                                ----------                 86,500  BJ's Wholesale Club               3,361,390(*)(E)
                                                21,632,760                187,500  Shoppers Drug Mart                9,046,864(E)
                                                                                                                    ----------
CHEMICALS (4.0%)                                                                                                    12,408,254
     208,500  Airgas, Inc.                      10,352,025
     206,000  Ecolab Inc.                        9,995,120(E)        FOOD PRODUCTS (1.7%)
     105,000  Solutia Inc.                       1,470,000(*)             100,000  Ralcorp Holdings                  6,741,000(*)(E)
                                                ----------                110,000  Viterra, Inc.                     1,051,163(*)
                                                21,817,145                140,000  Viterra, Inc.                     1,337,843(n)(*)
                                                                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES (7.1%)                                                                                9,130,006
      42,000  Clean Harbors                      2,837,100(*)
      77,500  Copart, Inc.                       2,945,000(*)        HEALTH CARE EQUIPMENT & SUPPLIES (7.6%)
     290,000  Corrections Corporation of                                   93,500  C. R. Bard                        8,870,345(E)
              America                            7,206,500(*)             126,500  Gen-Probe                         6,710,825(*)(E)
      93,500  CoStar Group                       4,243,965(*)              89,000  IDEXX Laboratories                4,877,200(*)
     195,000  Covanta Holding                    4,668,300(*)              35,500  Intuitive Surgical                8,554,790(*)(E)
     275,000  Iron Mountain                      6,712,750(*)             110,000  Masimo Corp.                      4,092,000(*)
     160,000  Stericycle, Inc.                   9,425,600(*)(E)          265,000  Wright Medical Group              8,066,600(*)
                                                ----------                                                          ----------
                                                38,039,215                                                          41,171,760

COMMUNICATIONS EQUIPMENT (2.1%)                                      HEALTH CARE PROVIDERS & SERVICES (3.2%)
     145,000  Harris Corp.                       6,699,000                112,500  Express Scripts                   8,304,750(*)
     228,500  Juniper Networks                   4,814,495(*)              90,000  Psychiatric Solutions             3,415,500(*)
                                                ----------                190,000  VCA Antech                        5,599,300(*)
                                                11,513,495                                                          ----------
                                                                                                                    17,319,550
CONSTRUCTION & ENGINEERING (1.3%)
      90,000  Fluor Corp.                        5,013,000(E)        HOTELS, RESTAURANTS & LEISURE (2.4%)
      37,500  Jacobs Engineering Group           2,036,625(*)(E)           63,000  Penn National Gaming              1,673,910(*)(E)
                                                ----------                132,000  Scientific Games Class A          3,038,640(*)(E)
                                                 7,049,625                260,000  WMS Industries                    7,948,200(*)(E)
                                                                                                                    ----------
DISTRIBUTORS (0.9%)                                                                                                 12,660,750
     290,000  LKQ Corp.                          4,921,300(*)(E)
                                                                     HOUSEHOLD PRODUCTS (0.6%)
DIVERSIFIED CONSUMER SERVICES (3.6%)                                       50,000  Church & Dwight                   3,104,500
     200,000  DeVry, Inc.                        9,908,000(E)



NUMBER OF SHARES                            MARKET VALUE($)(+)       NUMBER OF SHARES                            MARKET VALUE($)(+)
INSURANCE (0.3%)                                                          142,500  Guess?, Inc.                     4,957,575(E)
      32,500  Reinsurance Group of America                                180,000  Ross Stores                      6,625,800(E)
              Class A                            1,755,000(E)             256,500  Urban Outfitters                 8,174,655(*)(E)
                                                                                                                   ----------
INTERNET SOFTWARE & SERVICES (2.2%)                                                                                25,180,315
     165,000  Ariba, Inc.                        2,331,450(*)
      51,500  Equinix Inc.                       3,577,190(*)(E)     TRADING COMPANIES & DISTRIBUTORS (1.3%)
     180,000  VistaPrint Ltd.                    5,911,200(*)(E)          145,000  Fastenal Co.                     7,161,550(E)
                                                ----------
                                                11,819,840           WIRELESS TELECOMMUNICATION SERVICES (4.2%)
                                                                          211,500  American Tower                   7,607,655(*)
IT SERVICES (4.8%)                                                        177,500  NII Holdings                     6,730,800(*)
     127,500  Alliance Data Systems              8,080,950(*)(E)          315,000  SBA Communications               8,149,050(*)(E)
     300,000  Cognizant Technology                                                                                 ----------
              Solutions                          6,849,000(*)(E)                                                   22,487,505
      25,000  MasterCard, Inc. Class A           4,433,250
      75,000  SAIC Inc.                          1,517,250(*)        TOTAL COMMON STOCKS
      82,500  Visa Inc.                          5,064,675(E)        (COST $467,315,062)                          534,894,860
                                                ----------
                                                25,945,125           SHORT-TERM INVESTMENTS (20.1%)
                                                                        1,128,435  Neuberger Berman Prime Money
LIFE SCIENCE TOOLS & SERVICES (1.7%)                                               Fund Trust Class                 1,128,435(@)(OO)
      93,500  Charles River Laboratories
              International                      5,192,055(*)         109,195,862  Neuberger Berman Securities
      97,000  Illumina, Inc                      3,931,410(*)(E)                   Lending Quality Fund, LLC      107,011,945(++)
                                                ----------
                                                 9,123,465           TOTAL SHORT-TERM INVESTMENTS
                                                                     (COST $110,324,297)                          108,140,380

MACHINERY (1.3%)                                                     TOTAL INVESTMENTS (119.3%) #
     102,500  Danaher Corp.                      7,113,500           (COST $577,639,359)                          643,035,240(##)

MEDIA (0.9%)                                                         Liabilities, less cash, receivables and
     100,000  Cablevision Systems                2,516,000           other assets [(19.3%)] ( )                  (103,866,255)
      71,500  Scripps Networks Interactive       2,596,165
                                                ----------           TOTAL NET ASSETS (100.0%)                   $539,168,985
                                                 5,112,165

MULTILINE RETAIL (0.5%)
      63,000  Kohl's Corp.                       2,903,040(*)

OIL, GAS & CONSUMABLE FUELS (4.9%)
     210,000  Concho Resources                   5,798,100(*)
      71,500  Continental Resources              2,804,945(*)(E)
     285,000  Denbury Resources                  5,426,400(*)(E)
      74,500  Range Resources                    3,193,815
     126,000  Southwestern Energy                3,848,040(*)
     117,500  XTO Energy                         5,466,100
                                                ----------
                                                26,537,400

PHARMACEUTICALS (1.5%)
     207,500  Perrigo Co.                        7,980,450

PROFESSIONAL SERVICES (1.3%)
      95,000  FTI Consulting                     6,862,800(*)

ROAD & RAIL (0.7%)
     107,500  J.B. Hunt Transport Services       3,587,275(E)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
     135,000  Microchip Technology               3,973,050(E)
     240,000  Microsemi Corp.                    6,115,200(*)(E)
                                                ----------
                                                10,088,250

SOFTWARE (6.0%)
     940,000  Activision Blizzard               14,504,200(*)(E)
     196,000  ANSYS, Inc.                        7,422,520(*)
     103,000  Autodesk, Inc.                     3,455,650(*)(E)
      86,500  Blackboard Inc.                    3,485,085(*)(E)
      70,000  Salesforce.com, Inc.               3,388,000(*)(E)
                                                ----------
                                                32,255,455

SPECIALTY RETAIL (4.7%)
     158,500  GameStop Corp. Class A             5,422,285(*)(E)




                                                                                                                SEPTEMBER 30, 2008



SCHEDULE OF INVESTMENTS Partners Portfolio
------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                            MARKET VALUE($)(+)     NUMBER OF SHARES                            MARKET VALUE($)(+)
COMMON STOCKS (99.2%)                                              IT SERVICES (4.3%)
                                                                        151,900  Affiliated Computer Services       7,690,697(*)
AEROSPACE & DEFENSE (2.1%)                                              213,900  Fidelity National Information
      72,400  L-3 Communications Holdings        7,118,368                        Services                          3,948,594
                                                                        100,700  Lender Processing Services         3,073,364
BEVERAGES (4.4%)                                                                                               -------------
     387,500  Constellation Brands               8,315,750(*)                                                      14,712,655
     253,200  Dr. Pepper Snapple Group           6,704,736(*)      MACHINERY (1.9%)
                                             -------------              211,900  Terex Corp.                        6,467,188(*)
                                                15,020,486
CAPITAL MARKETS (5.4%)                                             MARINE (1.1%)
      55,700  Goldman Sachs Group                7,129,600              103,900  DryShips Inc.                      3,687,411
     350,900  Invesco Ltd.                       7,361,882
     170,500  Morgan Stanley                     3,921,500         MEDIA (2.0%)
                                             -------------              214,500  McGraw-Hill Cos.                   6,780,345
                                                18,412,982
CONSTRUCTION & ENGINEERING (2.2%)                                  METALS & MINING (6.8%)
     257,600  Chicago Bridge & Iron              4,956,224               34,300  Cleveland-Cliffs                   1,815,842
     171,400  KBR, Inc.                          2,617,278              118,500  Freeport-McMoRan Copper &
                                             -------------                        Gold                              6,736,725
                                                 7,573,502              239,300  Sterlite Industries (India)
CONSUMER FINANCE (1.9%)                                                          ADR                                2,156,093
     184,500  American Express                   6,536,835              171,200  Teck Cominco Class B               4,985,344
                                                                         52,000  United States Steel                4,035,720
DIVERSIFIED FINANCIAL SERVICES (2.6%)                                   117,900  Xstrata PLC                        3,674,306
     264,500  Moody's Corp.                      8,993,000(E)                                                  -------------
                                                                                                                   23,404,030
ELECTRIC UTILITIES (1.9%)                                          MULTILINE RETAIL (3.6%)
      95,400  FirstEnergy Corp.                  6,390,846              183,200  J.C. Penney                        6,107,888
                                                                        353,200  Macy's Inc.                        6,350,536
ENERGY EQUIPMENT & SERVICES (5.5%)                                                                             -------------
     192,600  Halliburton Co.                    6,238,314                                                         12,458,424
     133,700  National Oilwell Varco             6,715,751(*)      OIL, GAS & CONSUMABLE FUELS (17.6%)
     131,200  Noble Corp.                        5,759,680              126,800  Canadian Natural Resources         8,680,728
                                             -------------              251,700  Denbury Resources                  4,792,368(*)
                                                18,713,745               62,500  EOG Resources                      5,591,250
FINANCIAL SERVICES (2.2%)                                                 2,300  Exxon Mobil                          178,618
     367,700  Citigroup Inc.                     7,541,527               50,450  Frontline Ltd.                     2,382,564(E)
                                                                         95,300  Peabody Energy                     4,288,500
FOOD PRODUCTS (0.3%)                                                    212,000  Petroleo Brasileiro ADR            9,317,400
      61,700  ConAgra, Inc.                      1,200,682              129,547  Ship Finance International         2,793,033(E)
                                                                        202,400  Southwestern Energy                6,181,296(*)
HEALTH CARE PROVIDERS & SERVICES (3.3%)                                 150,100  Suncor Energy                      6,325,214
     175,000  Aetna Inc.                         6,319,250              268,645  Talisman Energy                    3,820,132
     109,700  WellPoint Inc.                     5,130,669(*)           128,316  XTO Energy                         5,969,261
                                             -------------                                                     -------------
                                                11,449,919                                                         60,320,364
HOUSEHOLD DURABLES (2.5%)                                          PERSONAL PRODUCTS (2.5%)
      14,800  NVR, Inc.                          8,465,600(*)           288,700  NBTY, Inc.                         8,522,424(*)

HOUSEHOLD PRODUCTS (1.8%)                                          PHARMACEUTICALS (2.7%)
      78,200  Energizer Holdings                 6,299,010(*)           190,200  Shire Limited ADR                  9,082,050

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)                REAL ESTATE INVESTMENT TRUSTS (1.2%)
     182,800  NRG Energy                         4,524,300(*)           310,000  Annaly Capital Management          4,169,500

INDUSTRIAL CONGLOMERATES (2.7%)                                    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
     102,600  General Electric                   2,616,300              181,500  International Rectifier            3,452,130(*)
     165,100  McDermott International            4,218,305(*)           191,000  Texas Instruments                  4,106,500
      51,500  Walter Industries                  2,443,675                                                     -------------
                                             -------------                                                          7,558,630
                                                 9,278,280         SOFTWARE (3.7%)
INSURANCE (6.3%)                                                         93,000  Check Point Software
     112,700  Assurant, Inc.                     6,198,500                        Technologies                      2,114,820(*)
       3,480  Berkshire Hathaway Class B        15,294,600(*)
                                             -------------
                                                21,493,100





See Notes to Schedule of Investments

                                                              SEPTEMBER 30, 2008


Schedule of Investments Partners Portfolio cont'd
-------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                            MARKET VALUE($)(+)
     165,800  Microsoft Corp.                    4,425,202(E)
     148,000  Oracle Corp.                       3,005,880(*)
     164,657  Symantec Corp.                     3,223,984(*)
                                               -----------
                                                12,769,886
SPECIALTY RETAIL (1.6%)
     144,500  Best Buy                           5,418,750

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
     106,800  China Mobile ADR                   5,348,544

TOTAL COMMON STOCKS
(COST $336,686,562)                            339,712,383

SHORT-TERM INVESTMENTS (5.7%)
   2,606,616  Neuberger Berman Prime Money
               Fund Trust Class                  2,606,616(@)(OO)
  17,115,955  Neuberger Berman Securities
               Lending Quality Fund, LLC        16,773,636(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $19,657,084)                              19,380,252

TOTAL INVESTMENTS (104.9%) #
(COST $356,343,646)                            359,092,635(##)

Liabilities, less cash, receivables and         (16,682,801)
  other assets [(4.9%)]

TOTAL NET ASSETS (100.0%)                   $  342,409,834


See Notes to Schedule of Investments

                                                                                                                 SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Regency Portfolio
-----------------------------------------
(UNAUDITED)
NUMBER OF                                                          NUMBER OF
SHARES                            MARKET VALUE($)(+)               SHARES                                     MARKET VALUE($)(+)
S (89.4%)                                              FOOD PRODUCTS (2.3%)
COMMON STOCKS (89.4%)                                              FOOD PRODUCTS (2.3%)
                                                                        208,700  ConAgra, Inc.                      4,061,302
AEROSPACE & DEFENSE (2.9%)                                               94,500  Smithfield Foods                   1,500,660(*)
     121,600  Embraer-Empresa Brasileira de                                                                       -----------
               Aeronautica ADR                   3,284,416(E)                                                       5,561,962
      38,700  L-3 Communications Holdings        3,804,984
                                               -----------         HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
                                                 7,089,400               71,600  Covidien Ltd.                      3,849,216

AUTO COMPONENTS (1.0%)                                             HEALTH CARE PROVIDERS & SERVICES (3.9%)
      73,000  WABCO Holdings                     2,594,420(E)            84,100  Aetna Inc.                         3,036,851
                                                                         85,000  CIGNA Corp.                        2,888,300
AUTOMOBILES (0.5%)                                                      111,400  Coventry Health Care               3,626,070(*)(E)
      35,600  Harley-Davidson                    1,327,880                                                        -----------
                                                                                                                    9,551,221
BANKING & FINANCIAL (0.7%)
     180,100  First Horizon National             1,685,736         HOTELS, RESTAURANTS & LEISURE (1.9%)
                                                                         97,000  Brinker International              1,735,330
BEVERAGES (2.7%)                                                        100,600  Darden Restaurants                 2,880,178
     230,500  Constellation Brands               4,946,530(*)                                                     -----------
      61,300  Dr. Pepper Snapple Group           1,623,224(*)                                                       4,615,508
                                               -----------
                                                 6,569,754         HOUSEHOLD DURABLES (3.5%)
                                                                          9,800  NVR, Inc.                          5,605,600(*)
CAPITAL MARKETS (5.9%)                                                   39,300  Whirlpool Corp.                    3,116,097(E)
     226,000  Invesco Ltd.                       4,741,480                                                        -----------
     239,500  Jefferies Group                    5,364,800(E)                                                       8,721,697
      38,500  Legg Mason                         1,465,310(E)
     128,900  Morgan Stanley                     2,964,700         INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.0%)
                                               -----------              498,300  Dynegy Inc.                        1,783,914(*)
                                                14,536,290              123,000  NRG Energy                         3,044,250(*)
                                                                                                                  -----------
COMMERCIAL BANKS (2.4%)                                                                                             4,828,164
     149,000  KeyCorp                            1,779,060(E)
     501,200  National City                        877,100(E)      INDUSTRIAL CONGLOMERATES (0.8%)
      85,500  Zions Bancorp                      3,308,850(E)            73,200  McDermott International            1,870,260(*)
                                               -----------
                                                 5,965,010         INSURANCE (4.2%)
                                                                         81,600  Assurant, Inc.                     4,488,000
COMMUNICATIONS EQUIPMENT (0.8%)                                          84,300  StanCorp Financial Group           4,383,600
     266,600  Arris Group                        2,060,818(*)            58,100  W. R.  Berkley                     1,368,255
                                                                                                                  -----------
CONSTRUCTION & ENGINEERING (1.3%)                                                                                  10,239,855
     161,700  Chicago Bridge & Iron              3,111,108
                                                                   IT SERVICES (3.3%)
DIVERSIFIED FINANCIAL SERVICES (1.1%)                                   106,370  Affiliated Computer Services       5,385,513(*)
      76,500  Moody's Corp.                      2,601,000(E)            88,800  Lender Processing Services         2,710,176
                                                                                                                  -----------
ELECTRIC UTILITIES (6.3%)                                                                                           8,095,689
     160,500  DPL Inc.                           3,980,400(E)
      25,300  Entergy Corp.                      2,251,953         MACHINERY (2.7%)
      81,200  FirstEnergy Corp.                  5,439,588               54,300  Eaton Corp.                        3,050,574(E)
     101,800  PPL Corp.                          3,768,636              115,300  Terex Corp.                        3,518,956(*)
                                               -----------                                                        -----------
                                                15,440,577                                                          6,569,530

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)                          MARINE (1.0%)
      78,700  Anixter International              4,683,437(*)(E)        170,400  Eagle Bulk Shipping                2,375,376
     127,700  Avnet, Inc.                        3,145,251(*)
     149,100  Ingram Micro                       2,396,037(*)      MEDIA (1.5%)
                                               -----------              116,100  McGraw-Hill Cos.                   3,669,921
                                                10,224,725
                                                                   METALS & MINING (5.0%)
ENERGY EQUIPMENT & SERVICES (4.2%)                                       31,100  Cleveland-Cliffs                   1,646,434
      34,400  National Oilwell Varco             1,727,912(*)            65,600  Freeport-McMoRan Copper &
      53,200  Noble Corp.                        2,335,480                        Gold                              3,729,360
      45,700  Oceaneering International          2,436,724(*)(E)        118,000  Sterlite Industries (India)
      69,000  Tidewater Inc.                     3,819,840                        ADR                               1,063,180
                                               -----------              118,600  Teck Cominco Class B               3,453,632
                                                10,319,956               31,100  United States Steel                2,413,671
                                                                                                                  -----------
                                                                                                                   12,306,277
See Notes to Schedule of Investments

                                                              SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Regency Portfolio cont'd
------------------------------------------------
(UNAUDITED)

NUMBER OF
SHARES                                     MARKET VALUE($)(+)

MULTILINE RETAIL (3.1%)
     123,900  J.C. Penney                        4,130,826
     199,700  Macy's Inc.                        3,590,606
                                               -----------
                                                 7,721,432

OIL, GAS & CONSUMABLE FUELS (9.5%)
      24,400  Apache Corp.                       2,544,432
     154,300  Denbury Resources                  2,937,872(*)
      36,200  Noble Energy                       2,012,358
      89,750  Ship Finance International         1,935,010(E)
      98,500  Southwestern Energy                3,008,190(*)
     301,465  Talisman Energy                    4,286,832
      57,900  Whiting Petroleum                  4,125,954(*)(E)
      52,070  XTO Energy                         2,422,297
                                               -----------
                                                23,272,945

PERSONAL PRODUCTS (2.2%)
     185,000  NBTY, Inc.                         5,461,200(*)

PHARMACEUTICALS (2.1%)
     107,000  Shire Limited ADR                  5,109,250

REAL ESTATE INVESTMENT TRUSTS (3.2%)
     270,600  Annaly Capital Management          3,639,570
      93,000  Developers Diversified Realty      2,947,170
      13,200  Vornado Realty Trust               1,200,540
                                               -----------
                                                 7,787,280

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
     136,600  International Rectifier            2,598,132(*)

SOFTWARE (0.5%)
     192,600  Cadence Design Systems             1,301,976(*)

TOTAL COMMON STOCKS
(COST $252,211,206)                            219,033,565

SHORT-TERM INVESTMENTS (20.1%)
  18,442,144  Neuberger Berman Prime Money
               Fund Trust Class                 18,442,144(@)(OO)
  31,280,343  Neuberger Berman Securities
               Lending Quality Fund, LLC        30,654,736(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $49,722,487)                              49,096,880

TOTAL INVESTMENTS (109.5%)
(COST $301,933,693)                            268,130,445(##)

Liabilities, less cash, receivables and        (23,181,303)
  other assets [(9.5%)]

TOTAL NET ASSETS (100.0%)                   $  244,949,142



See Notes to Schedule of Investments

                                                                                                                 SEPTEMBER 30, 2008


SCHEDULE OF INVESTMENTS Short Duration Bond Portfolio
-----------------------------------------------------
(UNAUDITED)

PRINCIPAL                                                                                                 MARKET VALUE($)(+)
AMOUNT($)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (13.9%)
         15,000,000  U.S. Treasury Notes, 2.13%, due 1/31/10                                               15,041,010
         34,975,000  U.S. Treasury Notes, 4.50%, due 11/15/10                                              36,824,863(OO)
         20,500,000  U.S. Treasury Notes, 4.75%, due 3/31/11                                               21,848,510
                     TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL
                     FAITH AND CREDIT OF THE U.S. GOVERNMENT (COST
                     $73,380,371)                                                                          73,714,383

MORTGAGE-BACKED SECURITIES (51.4%)

ADJUSTABLE ALT-A CONFORMING BALANCE (1.7%)
         13,618,322  Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2,                    8,777,649(u)(OO)
                     Class 2A1, 5.38%, due 10/1/08

ADJUSTABLE ALT-A JUMBO BALANCE (2.3%)
         13,250,808  Bear Stearns ALT-A Trust, Ser. 2007-1, Class 21A1, 5.72%, due 10/1/08                  8,668,400(u)
          5,061,775  JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 3A1, 5.94%, Due
                     10/1/08                                                                                3,744,125(u)
                                                                                                         ------------
                                                                                                           12,412,525

ADJUSTABLE ALT-A MIXED BALANCE (9.1%)
          8,468,340  Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.59%, due 10/1/08                   5,929,618(u)
          9,218,418  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.47%, due
                     10/1/08                                                                                6,465,486(u)
         14,126,846  Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB1,
                     Class 2A1, 5.63%, due 10/1/08                                                          9,883,033(u)
         14,432,661  First Horizon Alternative Mortgage Securities Trust, Ser. 2006-AA3, Class
                     A1, 6.31%, due 10/1/08                                                                 9,959,806(u)
          8,789,406  First Horizon Alternative Mortgage Securities Trust, Ser. 2006-AA7, Class
                     A1, 6.52%, due 10/1/08                                                                 6,483,423(u)
          7,093,834  Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.56%, due
                     10/1/08                                                                                4,800,249(u)
          3,967,166  Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.60%, due
                     10/1/08                                                                                2,951,006(u)
          2,660,270  Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.95%, due
                     10/1/08                                                                                1,955,298(u)
                                                                                                         ------------
                                                                                                           48,427,919

ADJUSTABLE ALT-B MIXED BALANCE (0.3%)
          2,617,617  Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 4.71%, due
                     10/1/08                                                                                1,768,313(u)

ADJUSTABLE CONFORMING BALANCE (1.2%)
          4,095,071  Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.38%, due
                     10/1/08                                                                                3,305,460(u)(OO)
          3,756,691  IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1, 5.50%, due
                     10/1/08                                                                                3,199,716(u)
                                                                                                         ------------
                                                                                                            6,505,176

ADJUSTABLE JUMBO BALANCE (6.7%)
          1,730,061  Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.34%, due 10/1/08              1,458,395(u)
          4,563,041  Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.69%, due
                     10/1/08                                                                                3,425,705(u)
          8,153,064  Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.36%, due
                     10/1/08                                                                                5,693,061(u)(OO)
          6,418,174  IndyMac Index Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 6.03%, due
                     10/1/08                                                                                4,105,200(u)
          5,156,072  Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 4.54%,
                     due 10/1/08                                                                            4,555,643(u)
         18,000,000  Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2,
                     4.99%, due 10/25/35                                                                   16,429,064(OO)
                                                                                                         ------------
                                                                                                           35,667,068

See Notes to Schedule of Investments



PRINCIPAL                                                                                                 MARKET VALUE($)(+)
AMOUNT($)

Adjustable Mixed Balance (7.0%)
          3,922,402  Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.66%, due
                     10/1/08                                                                                3,124,912(u)
          3,095,623  Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.85%, due 10/1/08              2,059,380(u)
          3,510,426  Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3,
                     Class 1A1A, 5.43%, due 10/1/08                                                         2,969,937(u)
          4,682,064  Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5,
                     Class 2A1, 5.81%, due 10/1/08                                                          3,215,262(u)
          4,176,929  Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class
                     2A1, 4.70%, due 10/1/08                                                                3,964,375(u)
          4,472,187  First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1,
                     5.44%, due 10/1/08                                                                     4,032,979(u)
          5,139,835  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%, due
                     10/1/08                                                                                4,232,758(u)
          1,056,836  Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 3.61%, due 10/1/08                731,687(u)
          8,602,538  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A, 6.29%,
                     due 10/1/08                                                                            5,763,683(u)(OO)
          7,225,000  WaMu Mortgage Pass-Through Certificates, Ser. 2004-AR9, Class A7,
                     4.14%, due 10/1/08                                                                     7,175,267(u)
                                                                                                         ------------
                                                                                                           37,270,240
COMMERCIAL MORTGAGE-BACKED (20.3%)
          8,673,288  Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A1, 5.69%,
                     due 7/10/44                                                                            8,563,081(OO)
          3,851,686  Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A1, 5.00%,
                     due 9/10/47                                                                            3,794,815(OO)
          8,174,735  Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2006-PW14, Class
                     A1, 5.04%, due 12/11/38                                                                7,890,983(OO)
          7,523,144  Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A1, 5.10%,
                     due 9/15/40                                                                            7,172,249(OO)
          8,828,064  GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%,
                     due 8/11/36                                                                            8,631,780(OO)
          6,900,000  GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2, 4.85%,
                     due 7/10/45                                                                            6,758,831
          1,791,503  GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1,
                     4.98%, due 11/10/45                                                                    1,755,227
          2,530,456  Greenwich Capital Commercial Funding Corp., Ser. 2002-C1, Class A3,
                     4.50%, due 1/11/17                                                                     2,445,688(OO)
            551,100  Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A1,
                     3.92%, due 8/10/42                                                                       549,053
          4,894,496  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7,
                     Class A1, 5.83%, due 10/1/08                                                           4,845,399(u)
          3,327,082  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2,
                     Class A1, 4.28%, due 5/15/41                                                           3,297,894
         13,647,531  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5,
                     Class A1, 5.04%, due 12/15/44                                                         13,522,370
          6,881,028  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11,
                     Class A1, 5.65%, due 6/15/49                                                           6,688,356
          3,516,510  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due
                     3/15/32                                                                                3,466,451
          9,545,499  Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class
                     A1, 4.28%, due 8/12/48                                                                 9,062,984
          9,512,286  Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2, 4.81%, due 1/14/42                  9,349,308
          2,169,867  Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1, 4.65%, due 8/13/42                  2,132,743
          3,668,995  Morgan Stanley Capital I, Ser. 2006-T21, Class A1, 4.93%, due 10/12/52                 3,576,349
          4,464,842  Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1,
                     4.24%, due 10/15/35                                                                    4,348,004(n)
                                                                                                         ------------
                                                                                                          107,851,565
MORTGAGE-BACKED NON-AGENCY (1.4%)
          1,959,958  Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35                    1,927,750(n)


See Notes to Schedule of Investments



PRINCIPAL                                                                                                 MARKET VALUE($)(+)
AMOUNT($)

          4,468,296  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due
                     3/25/35                                                                                4,534,443(n)
            835,887  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due
                     9/25/35                                                                                  840,138(n)
                                                                                                         ------------
                                                                                                            7,302,331

FANNIE MAE (0.4%)
          2,141,667  Whole Loan, Ser. 2004-W8, Class PT, 10.43%, due 10/1/08                                2,332,341(u)

FREDDIE MAC (1.0%)
             11,327  Mortgage Participation Certificates, 10.00%, due 4/1/20                                   13,122
          2,951,588  Pass-Through Certificates 8.00%, due 11/1/26                                           3,207,982
          1,915,367  Pass-Through Certificates 8.50%, due 10/1/30                                           2,122,552
                                                                                                         ------------
                                                                                                            5,343,656
                     TOTAL MORTGAGE-BACKED SECURITIES (COST
                     $325,520,483)                                                                        273,658,783

CORPORATE DEBT SECURITIES (13.2%)

BANKS (3.4%)
          9,000,000  Bank of America Corp., Subordinated Unsecured Notes, 7.80%, due 2/15/10                8,845,128(OO)
          6,350,000  Wachovia Corp., Senior Unsecured Notes, 3.63%, due 2/17/09                             6,029,211(OO)
          3,500,000  Wells Fargo & Co., Senior Unsecured Notes, 3.13%, due 4/1/09                           3,465,143(OO)
                                                                                                         ------------
                                                                                                           18,339,482
Diversified Financial Services (7.9%)
          4,000,000  Caterpillar Financial Services Corp., Medium-Term Senior Unsecured Notes,
                     Ser. F, 3.83%, due 12/15/08                                                            3,981,788(OO)
          4,200,000  Citicorp, Medium-Term Subordinated Notes, Ser. F, 6.38%, due 11/15/08                  4,204,654(OO)
          3,000,000  Citigroup, Inc., Senior Unsecured Notes, 4.25%, due 7/29/09                            2,885,976(OO)
         10,200,000  General Electric Capital Corp., Medium-Term Senior Unsecured Notes, Ser.
                     A, 4.25%, due 9/13/10                                                                  9,747,763(OO)
         11,800,000  Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.88%, due 1/15/11                 11,279,820(OO)
          4,500,000  HSBC Finance Corp., Senior Unsecured Notes, 4.13%, due 12/15/08                        4,451,976(OO)
          6,500,000  Morgan Stanley, Senior Unsecured Notes, 4.00%, due 1/15/10                             5,330,058(OO)
                                                                                                         ------------
                                                                                                           41,882,035

MEDIA (1.9%)
          2,735,000  British Sky Broadcasting Group PLC, Guaranteed Senior Unsecured Notes,
                     8.20%, due 7/15/09                                                                     2,812,072(OO)
          4,570,000  Comcast Cable Communications, Guaranteed Unsecured Unsubordinated
                     Notes, 6.20%, due 11/15/08                                                             4,572,290(OO)
          2,525,000  News America Holdings, Inc., Guaranteed Notes, 7.38%, due 10/17/08                     2,526,980(OO)
                                                                                                         ------------
                                                                                                            9,911,342
                     TOTAL CORPORATE DEBT SECURITIES (COST
                     $73,721,007)                                                                          70,132,859

ASSET-BACKED SECURITIES (17.1%)
          3,999,727  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-FM1, Class A2A,
                     3.25%, due 10/27/08                                                                    3,894,694(u)
          4,750,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B,
                     3.34%, due 10/27/08                                                                    4,074,362(u)
          2,000,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C,
                     3.36%, due 10/27/08                                                                    1,585,252(u)
          8,000,000  AmeriCredit Automobile Receivables Trust, Ser. 2008-AF, Class A2B,
                     4.24%, due 10/6/08                                                                     7,784,421(u)(OO)
          1,753,000  Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2,
                     3.36%, due 10/27/08                                                                    1,142,738(u)
          7,000,000  Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2B, 3.41%, due
                     10/15/08                                                                               6,973,860(u)
          4,561,896  Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 3.39%, due
                     10/27/08                                                                               4,172,398(u)
          4,000,000  Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 3.47%, due
                     10/27/08                                                                               2,299,977(u)
            155,211  Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%, due 5/25/26                  154,653


See Notes to Schedule of Investments


PRINCIPAL                                                                                                 MARKET VALUE($)(+)
AMOUNT($)

          4,000,000  Chase Issuance Trust, Ser. 2005-A9, Class A9, 2.51%, due 10/15/08                      3,943,691(u)
          5,000,000  Chase Issuance Trust, Ser. 2008-A7, Class A7, 3.14%, due 10/15/08                      4,958,758(u)(OO)
          4,000,000  Citibank Credit Card Master Trust I, Ser. 1997-4, Class A, 2.93%, due
                     12/10/08                                                                               3,978,174(u)
          3,535,194  Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2,
                     3.39%, due 10/27/08                                                                    3,189,656(u)
          1,933,610  Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2,
                     3.39%, due 10/27/08                                                                    1,776,054(u)
          3,459,464  Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2,
                     3.39%, due 10/27/08                                                                    3,193,261(u)
          6,500,000  DaimlerChrysler Auto Trust, Ser. 2008-B, Class A2B, 3.42%, due 10/8/08                 6,463,884(u)
          5,000,000  Discover Card Master Trust, Ser. 2008-A1, Class A1, 3.04%, due 10/15/08                4,933,249(u)(OO)
          4,669,424  Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A1, 3.30%, due
                     10/27/08                                                                               4,590,753(u)(OO)
          2,419,851  Impac Secured Assets Corp., Ser. 2006-3, Class A4, 3.30%, due 10/27/08                 2,293,045(u)
          2,042,761  Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 3.21%, due 10/17/08                          20,428(n)(u)
          1,635,145  Merrill Lynch Mortgage Investors Trust, Ser. 2006-MLN1, Class A2A, 3.28%,
                     due 10/27/08                                                                           1,595,185(u)
          1,388,979  Morgan Stanley Capital I, Inc., Mortgage Pass-Through Certificates, Ser.
                     2007-HE5, Class A2A, 3.32%, due 10/27/08                                               1,302,980(u)
            626,667  Nomura Asset Acceptance Corp., Ser. 2006-S2, Class AIO, 10.00%, Interest
                     Only Security, 10.00%, due 4/25/36                                                         8,910(n)
          3,736,634  Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2,
                     3.44%, due 10/27/08                                                                    3,298,407(u)
          2,566,735  Resmae Mortgage Loan Trust, Ser. 2006-1, Class A2A, 3.31%, due 10/27/08                2,506,382(n)(u)
          1,475,000  Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class
                     A2C, 3.37%, due 10/27/08                                                                 644,746(u)
          5,175,000  Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 3.38%,
                     due 10/27/08                                                                           4,271,355(u)(OO)
          6,370,000  Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 3.30%, due
                     10/27/08                                                                               6,020,602(u)(OO)

                     TOTAL ASSET-BACKED SECURITIES (COST $99,183,295)                                      91,071,875

REPURCHASE AGREEMENTS (4.1%)
         21,750,000  Repurchase Agreement with Fixed Income Clearing
                     Corp., 1.20%, due 10/1/08, dated 9/30/08, Maturity
                     Value $21,750,725, Collateralized by $22,545,000,
                     Fannie Mae, 2.96%, due 12/15/08 (Collateral Value
                     $22,404,094) (COST $ 21,750,000)                                                      21,750,000(#)

                     TOTAL INVESTMENTS (99.7%) (COST $593,555,156)                                        530,327,900(##)

                     Cash, receivables and other assets, less liabilities (0.3%)                            1,495,698(c/c/)

                     TOTAL NET ASSETS (100.0%)                                                           $531,823,598



See Notes to Schedule of Investments



                                                                                                                 SEPTEMBER 30, 2008


Schedule of Investments Small-Cap Growth Portfolio
--------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                                 MARKET VALUE($)(+)  NUMBER OF SHARES                           MARKET VALUE($)(+)

COMMON STOCKS (104.5%)                                                     10,600  Masimo Corp.                         394,320(*)
                                                                           19,000  Natus Medical                        430,540(*)
AEROSPACE & DEFENSE (6.3%)                                                  7,000  NuVasive, Inc.                       345,310(*)
      14,900  Aerovironment Inc.                   476,055(*)               8,600  STERIS Corp.                         323,188
       8,900  Argon ST                             209,061(*)              25,000  Wright Medical Group                 761,000(*)
       7,800  Axsys Technologies                   459,732(*)              13,000  Zoll Medical                         425,360(*)
      10,900  Orbital Sciences                     261,273(*)                                                       -----------
                                               -----------                                                            4,105,848
                                                 1,406,121           HEALTH CARE PROVIDERS & SERVICES (1.4%)
AIR FREIGHT & LOGISTICS (1.5%)                                             14,400  PharMerica Corp.                     323,856(*)
       9,200  Hub Group Class A                    346,380(*)
                                                                     HOTELS, RESTAURANTS & LEISURE (2.7%)
AIRLINES (2.3%)                                                            12,000  Penn National Gaming                 318,840(*)
      14,600  Allegiant Travel                     515,672(*)               9,500  WMS Industries                       290,415(*)
                                                                                                                    -----------
BEVERAGES (3.1%)                                                                                                        609,255
      15,300  Central European Distribution        694,773(*)        INTERNET SOFTWARE & SERVICES (3.8%)
                                                                           12,300  Ariba, Inc.                          173,799(*)
BIOTECHNOLOGY (2.5%)                                                       16,500  Omniture, Inc.                       302,940(*)
       8,800  Martek Biosciences                   276,496(*)              11,000  Vocus, Inc.                          373,560(*)
       2,600  United Therapeutics                  273,442(*)                                                       -----------
                                               -----------                                                              850,299
                                                   549,938           LIFE SCIENCE TOOLS & SERVICES (5.7%)
CAPITAL MARKETS (2.3%)                                                     10,000  ICON PLC                             382,500(*)
       6,600  KBW Inc.                             217,404(*)              11,400  Illumina, Inc.                       462,042(*)
      15,800  Riskmetrics Group                    309,206(*)               6,060  Techne Corp.                         437,047(*)
                                               -----------                                                          -----------
                                                   526,610                                                            1,281,589
CHEMICALS (1.9%)                                                     MARINE (1.4%)
      21,000  Calgon Carbon                        427,560(*)(E)            8,000  Kirby Corp.                          303,520(*)

COMMERCIAL BANKS (1.4%)                                              MULTILINE RETAIL (2.0%)
       7,600  PrivateBancorp, Inc.                 316,616                 31,400  Fred's Inc.                          446,508

COMMERCIAL SERVICES & SUPPLIES (10.6%)                               OIL, GAS & CONSUMABLE FUELS (4.9%)
       9,700  American Ecology                     268,399                 10,500  Arena Resources                      407,925(*)
       4,900  Clean Harbors                        330,995(*)               5,500  Comstock Resources                   275,275(*)
      16,500  Cornell Companies                    448,470(*)              15,000  Concho Resources                     414,150(*)
       8,700  CoStar Group                         394,893(*)                                                       -----------
      26,200  Geo Group                            529,502(*)                                                         1,097,350
      17,600  Resources Connection                 396,528(*)        PERSONAL PRODUCTS (1.2%)
                                               -----------                  3,400  Chattem, Inc.                        265,812(*)
                                                 2,368,787
DIVERSIFIED CONSUMER SERVICES (5.5%)                                 PROFESSIONAL SERVICES (2.4%)
       8,300  DeVry, Inc.                          411,182                  4,000  FTI Consulting                       288,960(*)
       4,700  ITT Educational Services             380,277(*)              12,500  Navigant Consulting                  248,625(*)
       2,200  Strayer Education                    440,572                                                          -----------
                                               -----------                                                               537,585
                                                 1,232,031            Semiconductors & Semiconductor Equipment (1.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)                                   13,500  Microsemi Corp.                      343,980(*)
       9,100  FLIR Systems                         349,622(*)
       3,300  Itron, Inc.                          292,149(*)(E)      SOFTWARE (9.5%)
                                               -----------                  10,900  Advent Software                      384,007(*)
                                                   641,771                  12,900  ANSYS, Inc.                          488,523(*)
ENERGY EQUIPMENT & SERVICES (1.2%)                                           6,100  Blackboard Inc.                      245,769(*)
       5,200  CARBO Ceramics                       268,372                   9,400  Concur Technologies                  359,644(*)
                                                                            22,800  Nuance Communications                277,932(*)
FOOD PRODUCTS (1.7%)                                                        13,000  Solera Holdings                      373,360(*)
      13,300  Diamond Foods                        372,799                                                           -----------
                                                                                                                       2,129,235
HEALTH CARE EQUIPMENT & SUPPLIES (18.3%)                              SPECIALTY RETAIL (1.5%)
       6,400  Edwards Lifesciences                 369,664(*)                9,700  GameStop Corp. Class A               331,837(*)
      16,600  Immucor Inc.                         530,536(*)
       5,800  Integra LifeSciences Holdings        255,374(*)
       8,600  Kensey Nash                          270,556(*)



See Notes to Schedule of Investments

                                                              SEPTEMBER 30, 2008

Schedule of Investments Small-Cap Growth Portfolio cont'd
---------------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                            MARKET VALUE($)(+)

TEXTILES, APPAREL & LUXURY GOODS (1.6%)
       8,100  Warnaco Group                        366,849(*)

WIRELESS TELECOMMUNICATION SERVICES (3.4%)
      29,100  SBA Communications                   752,817(*)

TOTAL COMMON STOCKS
(COST $23,184,149)                              23,413,770

SHORT-TERM INVESTMENTS (4.5%)
     512,606  Neuberger Berman Prime Money
               Fund Trust Class                    512,606(@)(OO)
     504,051  Neuberger Berman Securities
               Lending Quality Fund, LLC           493,970(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $1,016,657)                                1,006,576

TOTAL INVESTMENTS (109.0%)
(COST $24,200,806)                              24,420,346(##)

Liabilities, less cash, receivables and
  other assets [(9.0%)]                         (2,021,804)

TOTAL NET ASSETS (100.0%)                   $   22,398,542


See Notes to Schedule of Investments

                                                                                                                 SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Socially Responsive Portfolio
-----------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                            MARKET VALUE($)(+)         NUMBER OF SHARES                           MARKET VALUE($)(+)

COMMON STOCKS (97.6%)                                                     123,460  Newfield Exploration               3,949,485(*)
                                                                                                                   ------------
AUTO COMPONENTS (1.5%)                                                                                               10,303,275
      63,030  BorgWarner, Inc.                   2,065,493
                                                                     PHARMACEUTICALS (1.6%)
AUTOMOBILES (1.9%)                                                          5,186  Novo Nordisk A/S ADR                 265,523
      30,820  Toyota Motor ADR                   2,644,356                 40,139  Novo Nordisk A/S Class B           2,080,896
                                                                                                                   ------------
BIOTECHNOLOGY (4.7%)                                                                                                  2,346,419
      75,620  Genzyme Corp.                      6,116,902(*)
      82,850  Medarex, Inc.                        536,039(*)        REAL ESTATE INVESTMENT TRUSTS (4.4%)
                                              ------------                 98,020  General Growth Properties          1,480,102
                                                 6,652,941                134,470  Weingarten Realty Investors        4,796,545
                                                                                                                   ------------
CAPITAL MARKETS (5.7%)                                                                                                6,276,647
     135,685  Bank of New York Mellon            4,420,617
     144,029  Charles Schwab                     3,744,754           ROAD & RAIL (2.9%)
                                              ------------                 86,035  Canadian National Railway          4,115,054
                                                 8,165,371
                                                                     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.8%)
COMMERCIAL SERVICES & SUPPLIES (2.3%)                                     336,355  Altera Corp.                       6,955,821
      75,885  Manpower Inc.                      3,275,197                192,750  Texas Instruments                  4,144,125
                                                                                                                   ------------
CONSUMER FINANCE (2.8%)                                                                                              11,099,946
     113,005  American Express                   4,003,767
                                                                     SOFTWARE (3.1%)
DIVERSIFIED FINANCIAL SERVICES (1.8%)                                     139,450  Intuit Inc.                        4,408,015(*)
      32,250  IntercontinentalExchange Inc.      2,601,930(*)
                                                                     TOTAL COMMON STOCKS
ELECTRONIC EQUIPMENT & INSTRUMENTS (9.1%)                            (Cost $146,249,915)                            138,525,330
     115,825  Anixter International              6,892,746(*)
     199,875  National Instruments               6,006,244
                                              ------------           REPURCHASE AGREEMENTS (1.6%)
                                                12,898,990              2,324,000  Repurchase Agreement with
ENERGY EQUIPMENT & SERVICES (2.6%)                                                 Fixed Income Clearing Corp.,
      62,250  Smith International                3,650,340                         1.20%, due 10/1/08, dated
                                                                                   9/30/08, Maturity Value
HEALTH CARE PROVIDERS & SERVICES (1.8%)                                            $2,324,077, Collateralized by
      99,020  UnitedHealth Group                 2,514,118                         $2,420,000, Fannie Mae,
                                                                                   2.12%, due 3/19/09
INDUSTRIAL CONGLOMERATES (3.0%)                                                    (Collateral Value
      61,965  3M Co.                             4,232,829                         $2,395,800)
                                                                                   (Cost $2,324,000)                  2,324,000(#)
INSURANCE (6.6%)
     257,225  Progressive Corp.                  4,475,715           CERTIFICATES OF DEPOSIT (0.2%)
     151,755  Willis Group Holdings              4,895,616                100,000  Shorebank Chicago, 2.25%, due
                                              ------------                         12/16/08                             100,000
                                                 9,371,331
                                                                          100,000  Shorebank Pacific, 2.10%, due
LIFE SCIENCE TOOLS & SERVICES (1.0%)                                               11/07/08                             100,000
      20,765  Millipore Corp.                    1,428,632*
                                                                     TOTAL CERTIFICATES OF DEPOSIT
MACHINERY (4.3%)                                                     (COST $200,000)                                    200,000(#)
      87,340  Danaher Corp.                      6,061,396
                                                                     TOTAL INVESTMENTS (99.4%) (#)
MEDIA (16.3%)                                                        (COST $148,773,915)                            141,049,330(##)
     355,727  Comcast Corp. Class A Special      7,014,936
     139,600  Liberty Global Class A             4,229,880(*)        Cash, receivables and other assets, less
      24,051  Liberty Global Class C               675,593(*)          liabilities (0.6%)                               894,037
     185,475  Scripps Networks Interactive       6,734,597
       8,139  Washington Post                    4,531,470           TOTAL NET ASSETS (100.0%)                   $  141,943,367
                                              ------------
                                                23,186,476

MULTI-UTILITIES (5.1%)
     569,034  National Grid                      7,222,807

OIL, GAS & CONSUMABLE FUELS (7.3%)
     179,563  BG Group PLC                       3,256,564
      63,325  Cimarex Energy                     3,097,226

                                                  SEPTEMBER 30, 2008 (UNAUDITED)



NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by each fund are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

     The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o  Level 1 - quoted prices in active markets for identical investments
          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
          o Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Funds' investments as of September 30, 2008:

NEUBERGER BERMAN BALANCED PORTFOLIO:

                                                                      OTHER
                                    INVESTMENTS                   IN FINANCIAL
VALUATION INPUTS                   IN SECURITIES                   INSTRUMENTS*
Level 1 - Quoted Prices            $14,459,037                           $15,389
Level 2 - Other Significant
Observable Inputs                    6,674,126                                 -
Level 3 - Significant
Unobservable Inputs                        877                                 -
                                   ---------------------------------------------
TOTAL                              $21,134,040                           $15,389
                                   =============================================

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                      OTHER
                                    INVESTMENTS                   IN FINANCIAL
                                   IN SECURITIES                   INSTRUMENTS*
BALANCE AS OF 12/31/07              $ 23,725                             $-
Accrued discounts/premiums               -                                -
Realized gain/loss and change in
unrealized
appreciation/depreciation             4,245                               -
Net purchases/sales                  (27,093)                             -
Net transfers in and/or out of           -                                -
Level 3
                                   ---------------------------------------------
BALANCE AS OF 09/30/08                $ 877                              $-
                                   =============================================
Net change in unrealized
appreciation/depreciation from
investments still held as of         $4,245                              $-
09/30/08

NEUBERGER BERMAN GROWTH PORTFOLIO:
                                    INVESTMENTS
VALUATION INPUTS                   IN SECURITIES
Level 1 - Quoted Prices            $116,218,672
Level 2 - Other Significant
Observable Inputs                             -
Level 3 - Significant
Unobservable Inputs                           -
                                   ------------
TOTAL                              $116,218,672
                                   ============

NEUBERGER BERMAN GUARDIAN PORTFOLIO:
                                   INVESTMENTS
VALUATION INPUTS                  IN SECURITIES
Level 1 - Quoted Prices            $150,104,601
Level 2 - Other Significant
Observable Inputs                            -
Level 3 - Significant
Unobservable Inputs                          -
                                   ------------
TOTAL                              $150,104,601
                                   ============

NEUBERGER BERMAN HIGH INCOME PORTFOLIO:
                                   INVESTMENTS
VALUATION INPUTS                  IN SECURITIES
Level 1 - Quoted Prices                $666,409
Level 2 - Other Significant
Observable Inputs                     6,956,263
Level 3 - Significant
Unobservable Inputs                      56,694
                                   ------------
TOTAl                                $7,679,366
                                   =============

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                      OTHER
                                    INVESTMENTS                   IN FINANCIAL
                                   IN SECURITIES                   INSTRUMENTS*

BALANCE AS OF 12/31/07              $88,911                              $-
Accrued discounts/premiums             -                                  -
Realized gain/loss and change in
unrealized
appreciation/depreciation           (23,091)                              -
Net purchases/sales                 (9,126)                               -
Net transfers in and/or out of           -                                -
Level 3
                                   ----------------------------------------
BALANCE AS OF 09/30/08              $56,694                              $-
                                   ========================================
Net change in unrealized
appreciation/depreciation from
investments still held as of         $3,629                              $-
09/30/08

NEUBERGER BERMAN INTERNATIONAL PORTFOLIO:

                                    INVESTMENTS
VALUATION INPUTS                   IN SECURITIES
Level 1 - Quoted Prices            $238,396,331
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs                           -
                                   ------------
TOTAL                              $238,396,331
                                   ============

NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO:
                                    INVESTMENTS
VALUATION INPUTS                   IN SECURITIES
Level 1 - Quoted Prices            $643,035,240
Level 2 - Other Significant
Observable Inputs                             -
Level 3 - Significant
Unobservable Inputs                           -
                                   ------------
TOTAL                              $643,035,240
                                   ============

NEUBERGER BERMAN PARTNERS PORTFOLIO:
                                    INVESTMENTS
VALUATION INPUTS                   IN SECURITIES
Level 1 - Quoted Prices            $359,092,635
Level 2 - Other Significant
Observable Inputs                             -
Level 3 - Significant
Unobservable Inputs                           -
                                   ------------
TOTAL                              $359,092,635
                                   ============

NEUBERGER BERMAN REGENCY PORTFOLIO:
                                    INVESTMENTS
VALUATION INPUTS                   IN SECURITIES
Level 1 - Quoted Prices            $268,130,445
Level 2 - Other Significant
Observable Inputs                             -
Level 3 - Significant
Unobservable Inputs                           -
                                   ------------
TOTAL                              $268,130,445
                                   ============

NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO:
                                    INVESTMENTS
VALUATION INPUTS                   IN SECURITIES
Level 1 - Quoted Prices            $24,420,346
Level 2 - Other Significant
Observable Inputs                            -
Level 3 - Significant
Unobservable Inputs                          -
                                   ------------
TOTAL                              $24,420,346
                                   ============



NEUBERGER BERMAN SHORT-DURATION PORTFOLIO:
                                                                      OTHER
                                    INVESTMENTS                   IN FINANCIAL
VALUATION INPUTS                   IN SECURITIES                   INSTRUMENTS*
Level 1 - Quoted Prices                       $-                        $696,671
Level 2 - Other Significant
Observable Inputs                    530,298,562                               -
Level 3 - Significant
Unobservable Inputs                       29,338                               -
                                   ---------------------------------------------
TOTAl                               $530,327,900                        $696,671
                                   =============================================

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       OTHER
                                       INVESTMENTS                IN FINANCIAL
                                      IN SECURITIES                INSTRUMENTS*
BALANCE AS OF 12/31/07                $8,949,191                       $-
Accrued discounts/premiums                     -                        -
Realized gain/loss and change in
unrealized
appreciation/depreciation              (696,460)                        -
Net purchases/sales                  (1,051,144)                        -
Net transfers in and/or out of le    (7,172,249)                        -
Level 3                              -------------------------------------------
BALANCE AS OF 09/30/08                  $29,338                        $-
                                   =============================================
Net change in unrealized
appreciation/depreciation from
investments still held as of          $(696,460)                          $-
09/30/08

NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO:
                                    INVESTMENTS
VALUATION INPUTS                   IN SECURITIES
Level 1 - Quoted Prices            $138,525,330
Level 2 - Other Significant
Observable Inputs                    2,524,000
Level 3 - Significant
Unobservable Inputs                          -
                                   ------------
TOTAL                              $141,049,330
                                   ============

(*)  Other financial instruments include futures.

(#)  At cost, which approximates market value.

(##) At September 30, 2008, selected fund information on a U.S. federal income tax basis was as follows:


                                                                    GROSS                GROSS    NET UNREALIZED
                                                               UNREALIZED           UNREALIZED    APPRECIATION
                                                       COST  APPRECIATION         DEPRECIATION   (DEPRECIATION)
   NEUBERGER BERMAN BALANCED PORTFOLIO             $21,272,214    $2,606,078        $2,744,252      ($138,174)
   NEUBERGER BERMAN GROWTH PORTFOLIO               100,980,228    21,585,488         6,347,044      15,238,444
   NEUBERGER BERMAN GUARDIAN PORTFOLIO             142,403,000    17,661,646         9,960,045       7,701,601
   NEUBERGER BERMAN HIGH INCOME BOND PORTFOLIO       8,392,968         3,084           716,686       (713,602)
   NEUBERGER BERMAN INTERNATIONAL PORTFOLIO        308,104,259     1,227,092        70,935,020    (69,707,928)
   NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO       579,605,345    96,375,436        32,945,541      63,429,895
   NEUBERGER BERMAN PARTNERS PORTFOLIO             357,404,022    59,811,893        58,123,280       1,688,613
   NEUBERGER BERMAN REGENCY PORTFOLIO              306,015,295     9,616,853        47,501,703    (37,884,850)
   NEUBERGER BERMAN SHORT DURATION BOND            593,609,254     1,504,824        64,786,178    (63,281,354)
   NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO      24,286,376     1,648,305         1,514,335         133,970
   NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO  151,836,798     6,170,969        16,958,437    (10,787,468)

(*)      Security did not produce income during the last twelve months.

(E)      All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the fund and is segregated in connection with obligations for security lending.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2008, these securities amounted to $210,483, $301,015, $1,209,553,
         $14,186,055, and $1,337,843 or 1.0%, 0.3%, 15.5%, 2.7%, and 0.2% of net
         assets for Balanced, Growth, High Income, Short Duration and Mid-Cap Growth, respectively.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2008.


(c/)(c/) At September 30, 2008, open positions in financial futures contracts were as follows: Balanced:

         Balanced
         -----------------------------------------------------------------------------
                                                                            UNREALIZED
        EXPIRATION                           OPEN CONTRACTS    POSITION  APPRECIATION
        -----------------------------------------------------------------------------
        December 2008         15 U.S. Treasury Notes, 2 Year        Long      $15,389
        -----------------------------------------------------------------------------

      At September 30, 2008, Balanced had deposited $129,000 in Fannie Mae Whole Loan, 10.43%, due 10/25/08, to cover margin requirements on open futures contracts.

         Short Duration:
         -----------------------------------------------------------------------------
                                                                            UNREALIZED
        EXPIRATION                           OPEN CONTRACTS    POSITION  APPRECIATION
        -----------------------------------------------------------------------------
        December 2008         685 U.S. Treasury Notes, 2 year       Long     $696,671
        -----------------------------------------------------------------------------

      At September 30, 2008, Short Duration had deposited $2,658,000 in Fannie Mae Whole Loan, 10.43%, due 10/25/08, to cover margin requirements on open futures contracts.

(0) All or a portion of this security was purchased on a when-issued basis. At September 30, 2008, these securities amounted to $55,629 for High Income.

(00) All or a portion of this security is segregated in connection with obligations for financial futures contracts, when-issued purchase commitments and/or security lending.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.



















For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940
         Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust


By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: December 1, 2008



By:   /s/ John M. McGovern
      --------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: December 1, 2008